UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, Chief Legal Officer
Guggenheim Variable Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 16.9%
Consumer, Non-cyclical - 5.0%
Procter & Gamble Co.	10,125	$833,389
PepsiCo, Inc.	6,674	683,952
Merck & Company, Inc.	12,688	671,322
Gilead Sciences, Inc.	6,977	640,907
UnitedHealth Group, Inc.	4,930	635,477
Medtronic plc	7,952	596,400
Amgen, Inc.	3,954	592,823
AbbVie, Inc.	9,734	556,006
Danaher Corp.	5,209	494,126
Biogen, Inc.*	1,778	462,849
General Mills, Inc.	7,304	462,709
HCA Holdings, Inc.*	5,723	446,680
Express Scripts Holding Co.*	6,389	438,860
Sysco Corp.	9,102	425,336
Kroger Co.	10,869	415,739
Pfizer, Inc.	12,397	367,447
McKesson Corp.	2,318	364,506
Cardinal Health, Inc.	4,153	340,338
Johnson & Johnson	3,074	332,607
Tyson Foods, Inc. — Class A	3,904	260,241
Baxalta, Inc.	5,480	221,392
Allergan plc*	637	170,735
Kraft Heinz Co.	1,481	116,347
Aetna, Inc.	891	100,104
Anthem, Inc.	662	92,011
Cigna Corp.	641	87,971
Mondelez International, Inc. — Class A	1,920	77,030
Total Consumer, Non-cyclical		10,887,304
Financial - 3.2%
JPMorgan Chase & Co.	13,492	798,997
Bank of America Corp.	48,170	651,258
Citigroup, Inc.	14,702	613,809
MetLife, Inc.	10,853	476,881
Travelers Companies, Inc.	3,909	456,219
Capital One Financial Corp.	6,372	441,644
Bank of New York Mellon Corp.	11,987	441,481
Prudential Financial, Inc.	5,986	432,308
Allstate Corp.	6,344	427,395
Aflac, Inc.	6,761	426,890
American Express Co.	6,794	417,152
Synchrony Financial*	12,165	348,649
PNC Financial Services Group, Inc.	3,476	293,965
Berkshire Hathaway, Inc. — Class B*	1,271	180,329
Wells Fargo & Co.	3,684	178,158
Charles Schwab Corp.	4,587	128,528
Chubb Ltd.	927	110,452
Visa, Inc. — Class A	1,442	110,284
Total Financial		6,934,399
Industrial - 2.3%
General Electric Co.	31,543	1,002,752
Boeing Co.	4,294	545,080
Union Pacific Corp.	6,265	498,381
Caterpillar, Inc.	6,407	490,392
Lockheed Martin Corp.	2,190	485,085
Eaton Corporation plc	7,143	446,866
Waste Management, Inc.	7,155	422,145
CSX Corp.	13,684	352,363
FedEx Corp.	1,904	309,818
United Parcel Service, Inc. — Class B	2,550	268,949
General Dynamics Corp.	1,089	143,062
Honeywell International, Inc.	1,017	113,955
Total Industrial		5,078,848
Technology - 1.9%
Apple, Inc.	13,876	1,512,344
Intel Corp.	19,211	621,476
Microsoft Corp.	10,934	603,885
Hewlett Packard Enterprise Co.	30,797	546,031
International Business Machines Corp.	2,366	358,331
QUALCOMM, Inc.	5,643	288,583
Broadcom Ltd.	777	120,047
Total Technology		4,050,697
Consumer, Cyclical - 1.5%
CVS Health Corp.	5,989	621,238
Wal-Mart Stores, Inc.	8,767	600,452
Walgreens Boots Alliance, Inc.	6,291	529,954
Ford Motor Co.	35,333	476,996
Delta Air Lines, Inc.	7,519	366,025
Southwest Airlines Co.	7,120	318,976
American Airlines Group, Inc.	6,460	264,925
Total Consumer, Cyclical		3,178,566
Communications - 1.5%
Cisco Systems, Inc.	23,890	680,148
Comcast Corp. — Class A	11,113	678,782
Alphabet, Inc. — Class C*	729	543,069
Time Warner, Inc.	7,056	511,913
eBay, Inc.*	9,793	233,661
Facebook, Inc. — Class A*	1,419	161,908
AT&T, Inc.	3,293	128,987
Verizon Communications, Inc.	2,090	113,027
Amazon.com, Inc.*	189	112,198
Total Communications		3,163,693
Energy - 1.1%
Exxon Mobil Corp.	8,135	680,005
Chevron Corp.	3,335	318,159
Schlumberger Ltd.	4,048	298,540
Valero Energy Corp.	2,162	138,670
EOG Resources, Inc.	1,847	134,056
ConocoPhillips	3,125	125,844
Marathon Petroleum Corp.	3,109	115,593
Apache Corp.	2,324	113,434
Hess Corp.	2,025	106,616
Occidental Petroleum Corp.	1,528	104,561
Anadarko Petroleum Corp.	2,237	104,177
Kinder Morgan, Inc.	4,956	88,514
Halliburton Co.	2,386	85,228
Williams Companies, Inc.	4,652	74,758
Total Energy		2,488,155
Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	5,195	444,588
Dow Chemical Co.	2,150	109,349
Total Basic Materials		553,937

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 16.9% (continued)
Utilities - 0.1%
Southern Co.	2,217	$114,685
Total Common Stocks
(Cost $35,401,113)		36,450,284

MUTUAL FUNDS† - 73.9%
Guggenheim Variable Insurance Strategy Fund III[1]	2,293,613	56,606,371
Guggenheim Strategy Fund II1	1,933,958	47,749,412
Guggenheim Strategy Fund III[1]	1,412,272	34,840,749
Guggenheim Strategy Fund I1	816,148	20,248,642
Total Mutual Funds
(Cost $160,790,677)		159,445,174

SHORT TERM INVESTMENTS† - 2.6%
Dreyfus Treasury Prime Cash Management Fund Institutional Shares 0.18%[2]	5,666,766	5,666,766
Total Short Term Investments
(Cost $5,666,766)		5,666,766
Total Investments - 93.4%
(Cost $201,858,556)		$201,562,224
Other Assets & Liabilities, net - 6.6%		14,133,588
Total Net Assets - 100.0%		$215,695,812

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,537,875)	15	$31,040

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America May 2016 S&P 500 Index Swap 0.62%[3], Terminating 05/02/16 (Notional Value $177,401,287)	86,128	$14,148,341

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$36,450,284	$—	$—	$—	$—	$36,450,284
Equity Futures Contracts	—	31,040	—	—	—	31,040
Equity Index Swap Agreements	—	—	—	14,148,341	—	14,148,341
Mutual Funds	159,445,174	—	—	—	—	159,445,174
Short Term Investments	5,666,766	—	—	—	—	5,666,766
Total	$201,562,224	$31,040	$—	$14,148,341	$—	$215,741,605

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 95.7%
Financial - 25.0%
JPMorgan Chase & Co.	131,950	$7,814,079
American International Group, Inc.	136,829	7,395,607
Wells Fargo & Co.	146,395	7,079,662
Citigroup, Inc.	143,510	5,991,543
Zions Bancorporation	168,470	4,078,659
Allstate Corp.	55,070	3,710,066
MasterCard, Inc. — Class A	30,640	2,895,480
Assured Guaranty Ltd.	98,390	2,489,267
Sun Communities, Inc.	34,330	2,458,371
BB&T Corp.	66,310	2,206,134
PNC Financial Services Group, Inc.	24,740	2,092,262
Bank of America Corp.	142,500	1,926,600
Simon Property Group, Inc.	7,430	1,543,137
Charles Schwab Corp.	54,050	1,514,481
Synchrony Financial*	51,798	1,484,531
Equity Residential	18,710	1,403,811
Unum Group	37,145	1,148,523
KeyCorp	102,606	1,132,770
Total Financial		58,364,983
Consumer, Non-cyclical - 15.9%
Johnson & Johnson	58,430	6,322,125
UnitedHealth Group, Inc.	34,480	4,444,471
Pfizer, Inc.	104,900	3,109,236
Bunge Ltd.	49,990	2,832,933
HCA Holdings, Inc.*	34,270	2,674,774
Medtronic plc	35,620	2,671,500
Hershey Co.	28,040	2,582,204
Zimmer Biomet Holdings, Inc.	24,050	2,564,452
Quest Diagnostics, Inc.	35,050	2,504,323
Sanderson Farms, Inc.	24,789	2,235,472
Mondelez International, Inc. — Class A	41,157	1,651,219
Henry Schein, Inc.*	8,370	1,444,913
Philip Morris International, Inc.	12,018	1,179,086
United Rentals, Inc.*	14,769	918,484
Total Consumer, Non-cyclical		37,135,192
Industrial - 12.5%
Republic Services, Inc. — Class A	153,560	7,317,134
FLIR Systems, Inc.	124,690	4,108,536
General Electric Co.	108,292	3,442,603
CH Robinson Worldwide, Inc.	34,400	2,553,512
Huntington Ingalls Industries, Inc.	17,350	2,375,909
TE Connectivity Ltd.	29,651	1,835,990
WestRock Co.	44,822	1,749,403
Eaton Corporation plc	19,215	1,202,090
Harris Corp.	15,370	1,196,708
Honeywell International, Inc.	10,534	1,180,335
CSX Corp.	45,139	1,162,329
Jabil Circuit, Inc.	59,694	1,150,303
Total Industrial		29,274,852
Energy - 9.3%
Chevron Corp.	58,240	5,556,095
Exxon Mobil Corp.	64,750	5,412,453
Kinder Morgan, Inc.	149,804	2,675,499
Marathon Oil Corp.	199,890	2,226,775
Hess Corp.	41,670	2,193,926
Whiting Petroleum Corp.*	148,280	1,183,274
Rowan Companies plc — Class A	60,260	970,186
Oasis Petroleum, Inc.*	110,990	808,007
Superior Energy Services, Inc.	51,030	683,292
Total Energy		21,709,507
Utilities - 8.2%
Edison International	85,420	6,140,843
Public Service Enterprise Group, Inc.	90,550	4,268,527
Ameren Corp.	53,439	2,677,294
OGE Energy Corp.	88,860	2,544,062
Exelon Corp.	39,930	1,431,890
UGI Corp.	33,710	1,358,176
Duke Energy Corp.	8,550	689,814
Total Utilities		19,110,606
Consumer, Cyclical - 7.5%
CVS Health Corp.	43,970	4,561,008
Lear Corp.	32,770	3,643,041
Target Corp.	31,509	2,592,560
Wal-Mart Stores, Inc.	36,300	2,486,187
J.C. Penney Company, Inc.*	126,100	1,394,666
PVH Corp.	13,030	1,290,752
Goodyear Tire & Rubber Co.	35,754	1,179,167
AutoNation, Inc.*	10,781	503,257
Total Consumer, Cyclical		17,650,638
Technology - 6.9%
Intel Corp.	125,620	4,063,808
QUALCOMM, Inc.	75,238	3,847,671
Lam Research Corp.	29,590	2,444,134
Applied Materials, Inc.	114,756	2,430,532
Microsoft Corp.	40,940	2,261,116
Texas Instruments, Inc.	20,520	1,178,258
Total Technology		16,225,519
Communications - 6.2%
Cisco Systems, Inc.	202,470	5,764,321
AT&T, Inc.	84,144	3,295,920
DigitalGlobe, Inc.*	120,665	2,087,505
Scripps Networks Interactive, Inc. — Class A	29,510	1,932,905
Yahoo!, Inc.*	35,600	1,310,436
Total Communications		14,391,087
Basic Materials - 4.2%
Dow Chemical Co.	103,137	5,245,548
Reliance Steel & Aluminum Co.	41,950	2,902,521
Olin Corp.	70,335	1,221,719
Freeport-McMoRan, Inc.	54,442	562,930
Total Basic Materials		9,932,718
Total Common Stocks
(Cost $198,783,308)		223,795,102

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 4.6%
Dreyfus Treasury Prime Cash Management Fund Institutional Shares 0.18%[1]	10,744,810	$10,744,810
Total Short Term Investments
(Cost $10,744,810)		10,744,810
Total Investments - 100.3%
(Cost $209,528,118)		$234,539,912
Other Assets & Liabilities, net - (0.3)%		(790,658)
Total Net Assets - 100.0%		$233,749,254

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$223,795,102	$—	$—	$223,795,102
Short Term Investments	10,744,810	—	—	10,744,810
Total	$234,539,912	$—	$—	$234,539,912

For the period ended March 31, 2016, there were no transfers between levels.

Series C (Money Market Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 36.0%
Dreyfus Treasury Prime Cash Management Fund Institutional Shares 0.18%[1]	22,187,150	$22,187,150
Total Short Term Investments
(Cost $22,187,150)		22,187,150

	Face Amount
COMMERCIAL PAPER†† - 64.1%
Coca-Cola Co.
0.35% due 04/26/16	$3,027,000	3,026,264
CPPIB Capital Inc.
0.63% due 04/01/16	2,000,000	1,999,983
0.55% due 04/01/16	1,000,000	999,992
Total CPPIB Capital Inc.		2,999,975
Koch Resources LLC
0.40% due 04/04/16	3,000,000	2,999,900
Schlumberger Investment S.A.
0.48% due 04/05/16	3,000,000	2,999,840
Societe Generale
0.29% due 04/13/16	3,000,000	2,999,710
Hershey Co.
0.36% due 04/12/16	3,000,000	2,999,670
PepsiCo, Inc.
0.34% due 04/18/16	3,000,000	2,999,518
ABN Amro Funding USA LLC
0.46% due 04/18/16	3,000,000	2,999,430
AllianceBernstein LP
0.52% due 04/18/16	3,000,000	2,999,429
Chevron Corp.
0.40% due 04/20/16	3,000,000	2,999,367
BMW US Capital LLC
0.38% due 04/21/16	3,000,000	2,999,367
Toyota Motor Credit Corp.
0.35% due 04/29/16	3,000,000	2,999,183
Rabobank Nederland NV NY
0.43% due 04/01/16	2,000,000	1,999,982
Mitsubishi UFJ Trust & Banking Corp.
0.52% due 04/19/16	1,500,000	1,499,680
Total Commercial Paper
(Cost $39,521,041)		39,521,315
Total Investments - 100.1%
(Cost $61,708,191)		$61,708,465
Other Assets & Liabilities, net - (0.1)%		(57,581)
Total Net Assets - 100.0%		$61,650,884

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$39,521,315	$—	$39,521,315
Short Term Investments	22,187,150	—	—	22,187,150
Total	$22,187,150	$39,521,315	$—	$61,708,465

For the period ended March 31, 2016, there were no transfers between levels.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 98.0%
Consumer, Non-cyclical - 27.8%
Johnson & Johnson	25,700	$2,780,740
Procter & Gamble Co.	26,000	2,140,060
Merck & Company, Inc.	37,700	1,994,707
Pfizer, Inc.	65,400	1,938,456
Altria Group, Inc.	29,900	1,873,534
UnitedHealth Group, Inc.	14,500	1,869,050
PepsiCo, Inc.	17,900	1,834,392
Roche Holding AG	7,400	1,821,621
Novartis AG	23,800	1,725,194
Kimberly-Clark Corp.	12,500	1,681,375
GlaxoSmithKline plc	82,100	1,665,113
Automatic Data Processing, Inc.	17,500	1,569,925
Dr Pepper Snapple Group, Inc.	15,000	1,341,300
Eli Lilly & Co.	18,600	1,339,386
Wesfarmers Ltd.	42,000	1,334,483
Anthem, Inc.	9,600	1,334,304
Reynolds American, Inc.	26,400	1,328,184
Sysco Corp.	27,800	1,299,094
Baxter International, Inc.	30,300	1,244,724
Clorox Co.	9,800	1,235,388
Cardinal Health, Inc.	14,800	1,212,860
Otsuka Holdings Company Ltd.	33,100	1,202,300
Transurban Group	136,700	1,189,333
Woolworths Ltd.	62,000	1,050,324
Wm Morrison Supermarkets plc	335,900	958,198
Philip Morris International, Inc.	9,400	922,234
Patterson Companies, Inc.	19,000	884,070
Nissin Foods Holdings Company Ltd.	17,000	799,058
Asahi Group Holdings Ltd.	20,000	623,217
Aetna, Inc.	5,500	617,925
Hutchison Port Holdings Trust — Class U	1,173,400	586,700
Quest Diagnostics, Inc.	7,000	500,150
Abbott Laboratories	11,500	481,045
General Mills, Inc.	7,000	443,450
Seven & i Holdings Company Ltd.	8,800	374,691
Colgate-Palmolive Co.	3,300	233,145
Gartner, Inc.*	1,800	160,830
Henry Schein, Inc.*	700	120,841
Total Consumer, Non-cyclical		45,711,401
Financial - 22.3%
Wells Fargo & Co.	46,700	2,258,412
Marsh & McLennan Companies, Inc.	26,400	1,604,856
U.S. Bancorp	37,200	1,509,948
CME Group, Inc. — Class A	15,400	1,479,170
Swedbank AB — Class A	67,000	1,443,328
Intact Financial Corp.	18,300	1,281,374
Everest Re Group Ltd.	6,400	1,263,552
Daito Trust Construction Company Ltd.	8,600	1,221,094
Allianz AG	7,400	1,203,653
Vicinity Centres	468,601	1,145,864
Nordea Bank AB	118,200	1,135,566
M&T Bank Corp.	10,000	1,110,000
Cincinnati Financial Corp.	16,600	1,084,976
Svenska Handelsbanken AB — Class A	85,000	1,081,482
HSBC Holdings plc	172,000	1,071,850
American Capital Agency Corp. REIT	54,600	1,017,198
Simon Property Group, Inc.	4,700	976,143
Singapore Exchange Ltd.	160,600	947,278
RenaissanceRe Holdings Ltd.	7,900	946,657
Government Properties Trust, Inc.	240,700	922,540
People’s United Financial, Inc.	57,300	912,789
Annaly Capital Management, Inc.	86,700	889,542
T. Rowe Price Group, Inc.	11,900	874,174
Axis Capital Holdings Ltd.	15,400	854,084
First Capital Realty, Inc.	53,300	846,318
H&R Real Estate Investment Trust	50,400	814,631
CapitaLand Mall Trust	522,500	810,210
Tryg A/S	38,400	745,307
Japan Retail Fund Investment Corp.	300	720,245
CI Financial Corp.	29,700	656,381
Admiral Group plc	20,600	586,458
Hannover Rueck SE	4,700	547,625
Suncorp Group Ltd.	56,700	517,647
Chubb Ltd.	4,200	500,430
Hang Seng Bank Ltd.	26,900	475,417
Bank of Montreal	7,000	425,136
PNC Financial Services Group, Inc.	5,000	422,850
JPMorgan Chase & Co.	2,000	118,440
WR Berkley Corp.	1,900	106,780
Total Financial		36,529,405
Communications - 12.0%
AT&T, Inc.	62,300	2,440,292
Verizon Communications, Inc.	44,600	2,411,968
Comcast Corp. — Class A	28,600	1,746,888
Vivendi S.A.	60,600	1,274,265
Telstra Corp., Ltd.	298,900	1,221,216
Thomson Reuters Corp.	29,900	1,211,546
Singapore Telecommunications Ltd.	402,300	1,140,192
Shaw Communications, Inc. — Class B	57,700	1,114,793
Elisa Oyj	28,600	1,111,978
Alphabet, Inc. — Class C*	1,300	968,435
TELUS Corp.	29,200	950,683
BCE, Inc.	20,600	938,931
StarHub Ltd.	322,700	802,063
Singapore Press Holdings Ltd.	251,200	745,495
TeliaSonera AB	113,900	591,599
HKT Trust & HKT Ltd.	312,400	430,098
Rogers Communications, Inc. — Class B	8,800	352,374
TDC A/S	63,300	309,806
Total Communications		19,762,622
Consumer, Cyclical - 11.4%
Home Depot, Inc.	15,400	2,054,822

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 98.0% (continued)
Consumer, Cyclical - 11.4% (continued)
Toyota Motor Corp.	37,300	$1,972,630
McDonald’s Corp.	14,600	1,834,928
Wal-Mart Stores, Inc.	25,100	1,719,099
Costco Wholesale Corp.	9,000	1,418,220
Sumitomo Corp.	142,600	1,417,193
Mitsui & Company Ltd.	122,500	1,409,547
Marubeni Corp.	269,000	1,362,388
ITOCHU Corp.	95,500	1,176,090
Lawson, Inc.	12,700	1,062,988
Sankyo Company Ltd.	27,300	1,016,367
Persimmon plc	29,900	895,454
Next plc	10,300	798,169
FamilyMart Company Ltd.	9,000	467,813
Mitsubishi Corp.	3,400	57,581
Total Consumer, Cyclical		18,663,289
Technology - 9.3%
Apple, Inc.	19,100	2,081,709
International Business Machines Corp.	13,300	2,014,285
Accenture plc — Class A	14,200	1,638,680
Canon, Inc.	54,500	1,624,661
Paychex, Inc.	27,600	1,490,676
CA, Inc.	42,800	1,317,812
Fidelity National Information Services, Inc.	18,700	1,183,897
Oracle Corporation Japan	20,400	1,145,569
Microsoft Corp.	18,800	1,038,324
SAP AG	11,100	898,003
Fiserv, Inc.*	7,300	748,834
Total Technology		15,182,450
Utilities - 7.4%
PPL Corp.	38,800	1,477,116
Southern Co.	26,300	1,360,498
CLP Holdings Ltd.	144,038	1,302,536
Dominion Resources, Inc.	17,000	1,277,040
Duke Energy Corp.	15,500	1,250,540
Terna Rete Elettrica Nazionale SpA	211,300	1,205,746
Snam SpA	190,600	1,193,893
DTE Energy Co.	8,300	752,478
SCANA Corp.	8,500	596,275
Osaka Gas Company Ltd.	148,500	570,540
CenterPoint Energy, Inc.	25,200	527,184
Sempra Energy	4,000	416,200
Fortis, Inc.	4,700	147,339
Talen Energy Corp.*	1	9
Total Utilities		12,077,394
Industrial - 4.1%
Lockheed Martin Corp.	7,400	1,639,100
Waste Management, Inc.	21,000	1,239,000
MTR Corporation Ltd.	203,500	1,007,350
Republic Services, Inc. — Class A	20,300	967,295
Honeywell International, Inc.	6,300	705,915
Aurizon Holdings Ltd.	166,600	505,719
General Electric Co.	11,100	352,869
CAE, Inc.	26,300	304,189
TNT Express N.V.	89	799
Total Industrial		6,722,236
Energy - 2.7%
Exxon Mobil Corp.	18,500	1,546,416
TransCanada Corp.	37,000	1,454,790
Royal Dutch Shell plc — Class B	39,000	952,312
Eni SpA	36,500	552,370
Total Energy		4,505,888
Basic Materials - 1.0%
Potash Corporation of Saskatchewan, Inc.	68,100	1,159,455
Airgas, Inc.	3,700	524,068
Total Basic Materials		1,683,523
Total Common Stocks
(Cost $157,540,911)		160,838,208

SHORT TERM INVESTMENTS† - 1.2%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares 0.19%[1]	2,043,888	2,043,888
Total Short Term Investments
(Cost $2,043,888)		2,043,888
Total Investments - 99.2%
(Cost $159,584,799)		$162,882,096
Other Assets & Liabilities, net - 0.8%		1,239,547
Total Net Assets - 100.0%		$164,121,643

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2016 British Pound Futures Contracts (Aggregate Value of Contracts $7,003,425)	78	$(71,355)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2016.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$160,838,208	$—	$—	$—	$160,838,208
Short Term Investments	2,043,888	—	—	—	2,043,888
Total	$162,882,096	$—	$—	$—	$162,882,096

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$71,355	$—	$—	$71,355

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
PREFERRED STOCKS†† - 0.9%
Financial - 0.5%
Woodbourne Capital Trust I 0.02%*,†††,1,3,10	300,000	$154,194
Woodbourne Capital Trust II 0.03%*,†††,1,3,10	300,000	154,194
Woodbourne Capital Trust III 0.03%*,†††,1,3,10	300,000	154,194
Woodbourne Capital Trust IV 0.03%*,†††,1,3,10	300,000	154,194
Total Financial		616,776
Industrial - 0.4%
Seaspan Corp. 6.38% due 04/30/19[2]	18,000	445,680
Total Preferred Stocks
(Cost $1,655,796)		1,062,456

UNIT INVESTMENT TRUSTS† - 0.1%
Rescap Liquidating Trust*	9,655	74,826
Total Unit Investments Trusts
(Cost $487,486)		74,826

MUTUAL FUNDS† - 8.6%
Total Return Bond Fund - Institutional Class[5]	194,122	5,084,059
Guggenheim Strategy Fund I5	111,024	2,754,505
Guggenheim Limited Duration Fund - Institutional Class[5]	82,199	1,993,327
Total Mutual Funds
(Cost $9,897,152)		9,831,891

	Face Amount
ASSET BACKED SECURITIES†† - 33.9%
Collateralized Loan Obligations - 20.1%
ALM VII R-2 Ltd.
2013-7R2A, 3.22% due 04/24/24[1,4]	$1,250,000	1,244,807
Great Lakes CLO Ltd.
2012-1A C, 4.72% due 01/15/23[1,4]	1,000,000	992,459
2014-1A C, 4.32% due 04/15/25[1,4]	250,000	240,839
Grayson CLO Ltd.
2006-1A A2, 1.03% due 11/01/21[1,4]	1,250,000	1,122,440
ACIS CLO Ltd.
2013-2A, 3.83% due 10/14/22[1,4]	750,000	743,980
2013-1A C, 3.57% due 04/18/24[1,4]	400,000	343,208
WhiteHorse VIII Ltd.
2014-1A B, 2.67% due 05/01/26[1,4]	1,100,000	996,712
Atrium XI
11A C, 3.82% due 10/23/25[1,4]	1,000,000	994,309
Oaktree EIF I Series A Ltd.
2015-A1, 3.25% due 10/18/27[1,4]	1,000,000	992,020
Fortress Credit Opportunities V CLO Ltd.
2014-5A B, 3.27% due 10/15/26[1,4]	1,000,000	975,246
Telos CLO Ltd.
2013-3A C, 3.62% due 01/17/24[1,4]	1,000,000	965,476
Northwoods Capital XIV Ltd.
2014-14A B, 3.08% due 11/12/25[1,4]	1,000,000	957,400
Dryden 37 Senior Loan Fund
2015-37A Q, due 04/15/27[4,6]	1,000,000	895,290
Rockwall CDO Ltd.
2007-1A A1LB, 1.17% due 08/01/24[1,4]	900,000	842,679
Ares XII CLO Ltd.
2007-12A D, 3.88% due 11/25/20[1,4]	750,000	737,458
MCF CLO I LLC
2013-1A C, 4.17% due 04/20/23[1,4]	750,000	728,531
Ivy Hill Middle Market Credit Fund VII Ltd.
7A C, 4.07% due 10/20/25[1,4]	600,000	553,730
Black Diamond CLO Ltd.
2012-1A B, 3.87% due 02/01/23[1,4]	550,000	534,665
Newstar Trust
2012-2A B, 3.87% due 01/20/23[1,4]	500,000	497,013
Cent CLO
2014-16AR A2R, 2.87% due 08/01/24[1,4]	500,000	495,118
KKR Financial CLO Ltd.
2012-1A B, 3.93% due 12/15/24[1,4]	500,000	488,996
Fortress Credit Opportunities III CLO, LP
2014-3A B1, 3.12% due 04/28/26[1,4]	300,000	292,419
2014-3A C, 3.87% due 04/28/26[1,4]	200,000	190,265
Dryden XXIII Senior Loan Fund
2014-23RA BR, 3.57% due 07/17/23[1,4]	500,000	482,684
Venture CLO Ltd.
2013-14A C, 3.39% due 08/28/25[1,4]	500,000	481,493
Babson CLO Ltd.
2012-2A SUB, due 05/15/23[4,6]	750,000	278,677
2014-IA SUB, due 07/20/25[4,6]	550,000	201,293

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 33.9% (continued)
Collateralized Loan Obligations - 20.1% (continued)
MCF CLO III LLC
2014-3A, 3.17% due 01/20/24[1,4]	$500,000	$472,802
Treman Park CLO Ltd.
2015-1A COM, due 04/20/27[4,6]	500,000	453,236
Eastland CLO Ltd.
2007-1A A3, 1.02% due 05/01/22[1,4]	400,000	377,150
Newstar Commercial Loan Funding LLC
2013-1A D, 5.17% due 09/20/23[1,4]	350,000	323,514
KVK CLO Ltd.
2013-1A SUB, due 04/14/25[4,6]	900,000	301,810
Halcyon Loan Advisors Funding Ltd.
2012-2A D, 5.12% due 12/20/24[1,4]	350,000	295,669
Westwood CDO I Ltd.
2006-1A B, 1.27% due 03/25/21[1,4]	300,000	279,953
TICC CLO LLC
2012-1A C1, 5.37% due 08/25/23[1,4]	250,000	254,060
Gallatin CLO VII Ltd.
2014-1A C, 3.52% due 07/15/23[1,4]	250,000	245,944
Golub Capital Partners CLO Ltd.
2013-17A B, 4.45% due 10/25/25[1,4]	250,000	243,080
ALM XIV Ltd.
2014-14A B, 3.57% due 07/28/26[1,4]	250,000	241,665
Garrison Funding Ltd.
2013-2A A2, 4.02% due 09/25/23[1,4]	250,000	240,967
NewStar Arlington Senior Loan Program LLC
2014-1A C1, 3.92% due 07/25/25[1,4]	250,000	236,168
CIFC Funding Ltd.
2014-3X INC, due 07/22/26[6]	500,000	227,522
ICE EM CLO
2007-1A A2, 1.46% due 08/15/22[1,4]	219,546	215,292
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 10/04/24[4,6]	250,000	123,588
Neuberger Berman CLO Ltd.
2012-12A SUB, due 07/25/23[4,6]	300,000	119,149
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[1,4,6]	600,000	112,738
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,6]	250,000	103,927
Total Collateralized Loan Obligations		23,137,441
Transport-Aircraft - 9.2%
Apollo Aviation Securitization Equity Trust
2014-1 A, 5.12% due 12/15/29[1]	1,129,808	1,087,440
2016-1A A, 4.88% due 03/17/36[4]	1,000,000	985,745
2014-1 B, 7.38% due 12/15/29[1]	677,885	671,784
Castlelake Aircraft Securitization Trust
2015-1A A, 4.70% due 12/15/40[4]	975,000	955,695
2014-1 A1, 5.25% due 02/15/29[4]	676,143	670,396
2014-1 B, 7.50% due 02/15/29[4]	336,903	332,355
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	1,698,099	1,652,249
Emerald Aviation Finance Ltd.
2013-1 A, 4.65% due 10/15/38[4]	995,247	992,059
2013-1 B, 6.35% due 10/15/38[4]	199,049	201,786
Rise Ltd.
2014-1, 4.74% due 02/12/39	1,001,497	983,971
AIM Aviation Finance Ltd.
2015-1A A1, 4.21% due 02/15/40[4]	922,619	893,963
Turbine Engines Securitization Ltd.
2013-1A A, 5.13% due 12/13/48[4]	815,652	790,736
AABS Ltd.
2013-1, 4.87% due 01/15/38	381,689	376,536
Total Transport-Aircraft		10,594,715
Collateralized Debt Obligations - 3.4%
Triaxx Prime CDO Ltd.
2006-2A A1A, 0.70% due 10/02/39[1,4]	875,723	823,415
Gramercy Real Estate CDO Ltd.
2007-1A A1, 0.90% due 08/15/56[1,4]	834,429	734,297

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 33.9% (continued)
Collateralized Debt Obligations - 3.4% (continued)
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.75% due 11/20/46	$768,599	$715,221
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/46[1,4]	503,556	481,751
N-Star REL CDO VIII Ltd.
2006-8A A2, 0.79% due 02/01/41[1,4]	500,000	481,258
Gramercy Real Estate CDO 2006-1 Ltd.
2006-1A B, 0.99% due 07/25/41[1,4]	416,234	404,788
N-Star Real Estate CDO IX Ltd.
0.75% due 02/01/41[2]	272,789	267,883
Total Collateralized Debt Obligations		3,908,613
Insurance - 0.6%
Chesterfield Financial Holdings LLC
2014-1A A, 4.50% due 12/15/34[4]	705,750	709,236
Financial - 0.6%
Garanti Diversified Payment Rights Finance Co.
2007-A A1, 0.81% due 07/09/17[1]	480,000	470,217
CIC Receivables Master Trust
4.89% due 10/07/21†††,2	200,000	199,510
Total Financial		669,727
Total Asset Backed Securities
(Cost $41,310,756)		39,019,732

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.3%
Residential Mortgage Backed Securities - 19.7%
LSTAR Securities Investment Trust
2014-1 NOTE, 3.53% due 09/01/21[1,4]	1,742,112	1,724,691
2015-4 A1, 2.44% due 04/01/20[1,4]	1,368,285	1,327,237
2015-1 A, 2.43% due 01/01/20[1,4]	1,262,759	1,237,459
2016-2 A, 2.43% due 03/01/21[4]	1,150,000	1,114,730
2015-5 A1, 2.44% due 04/01/20[1,4]	1,025,571	1,002,558
2015-3 A, 2.43% due 03/01/20[1,4]	992,716	970,797
2015-2 A, 2.43% due 01/01/20[1,4]	667,364	662,775
GCAT LLC
2014-2 A1, 3.72% due 10/25/19[4,7]	2,021,591	2,006,285
CIT Mortgage Loan Trust
2007-1 2A3, 1.88% due 10/25/37[1,4]	1,118,482	1,047,340
CSMC Series
2015-12R 2A1, 0.93% due 11/30/37[1,4]	1,150,000	1,001,366
VOLT XLI LLC
2016-NPL1 A1, 4.25% due 02/26/46[4,7]	988,786	987,618
GSAA Trust
2005-10 M4, 1.40% due 06/25/35[1]	1,050,000	960,819
VOLT XL LLC
2015-NP14 A1, 4.38% due 11/27/45[4,7]	956,970	955,201
Nationstar HECM Loan Trust
2016-1A A, 2.98% due 02/25/26[4]	951,043	951,661
Banc of America Funding Ltd.
2013-R1 A5, 0.65% due 11/03/41[1,4]	1,012,538	936,956
VOLT XXXVI LLC
2015-NP10 A1, 3.63% due 07/25/45[4]	936,094	929,439
American Home Mortgage Assets Trust
2007-1 A1, 1.05% due 02/25/47[1]	1,651,103	905,138
American Home Mortgage Investment Trust
2006-1 12A1, 0.83% due 03/25/46[1]	1,075,765	855,757
Luminent Mortgage Trust
2006-2 A1A, 0.63% due 02/25/46[1]	1,226,669	792,034
HarborView Mortgage Loan Trust
2006-14 2A1A, 0.58% due 01/25/47[1]	865,326	639,617
NRPL Trust
2015-1 A1, 3.88% due 11/01/54[4]	640,104	638,578
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9 2A, 1.16% due 11/25/46[1]	543,312	366,271
UCFC Manufactured Housing Contract
1997-2 M, 7.38% due 10/15/28	239,597	244,170
Nomura Resecuritization Trust
2012-1R A, 0.87% due 08/27/47[1,4]	170,978	162,630

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.3% (continued)
Residential Mortgage Backed Securities - 19.7% (continued)
Morgan Stanley Re-REMIC Trust
2010-R5 4B, 0.93% due 06/26/36[1,4]	$162,258	$117,564
JPMorgan Mortgage Trust
2006-A3, 2.86% due 04/25/36[1]	54,840	45,784
First Franklin Mortgage Loan Trust
2006-FF1 2A4, 0.77% due 01/25/36[1]	50,000	44,025
Freddie Mac
1990-188, 7.00% due 09/15/21[2,11]	277	292
Total Residential Mortgage Backed Securities		22,628,792
Commercial Mortgage Backed Securities - 5.4%
Hilton USA Trust
2013-HLT DFX, 4.41% due 11/05/30[4]	950,000	951,206
2013-HLT EFX, 4.60% due 11/05/30[1,4]	300,000	301,765
Citigroup Commercial Mortgage Trust
2016-GC36 C, 4.76% due 02/10/49	1,100,000	1,018,817
GS Mortgage Securities Corporation Trust
2016-ICE2 C, 4.69% due 02/15/33[1,4]	1,000,000	1,000,315
Boca Hotel Portfolio Trust
2013-BOCA D, 3.49% due 08/15/26[1,4]	1,000,000	996,545
Wells Fargo Commercial Mortgage Trust
2016-NXS5 XA, 1.58% due 01/15/59[1]	4,996,091	499,850
2016-C32 XA, 1.37% due 01/15/59[1]	5,346,171	495,434
COMM Mortgage Trust
2015-CR26 XA, 1.07% due 09/10/25[1]	6,981,861	495,712
CFCRE Commercial Mortgage Trust
2016-C3 XA, 1.10% due 12/10/25[1]	5,992,131	467,909
Total Commercial Mortgage Backed Securities		6,227,553
Military Housing - 0.2%
GMAC Commercial Mortgage Asset Corp.
2003-PRES A, 6.24% due 10/10/41†††,4	236,729	242,740
Government Agency - 0.0%
Ginnie Mae
#518436, 7.25% due 09/15/29[2]	8,695	9,139
Mortgage Securities - 0.0%
Fannie Mae
1990-68, 6.95% due 07/25/20[2,11]	459	476
1990-103, 7.50% due 09/25/20[2,11]	158	168
Total Mortgage Securities		644
Total Collateralized Mortgage Obligations
(Cost $29,571,696)		29,108,868

CORPORATE BONDS†† - 22.0%
Financial - 7.3%
AmTrust Financial Services, Inc.
6.12% due 08/15/23[2]	960,000	1,030,380
Fifth Third Bancorp
4.90%[1,3]	500,000	436,250
5.10%[1,3]	459,000	416,543
Citigroup, Inc.
5.95%[1,3]	870,000	835,340
Hospitality Properties Trust
5.25% due 02/15/26	700,000	703,146
SunTrust Banks, Inc.
5.63%[1,3]	706,000	698,939
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22[8]	600,000	569,400
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[4,8]	500,000	535,775
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	485,000	509,478
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,4]	450,000	453,375
Pacific Northwest Communities LLC
5.91% due 06/15/50[4]	400,000	445,168
Wilton Re Finance LLC
5.87% due 03/30/33[1,4]	375,000	407,223
Customers Bank
6.12% due 06/26/29[1,10]	400,000	400,000
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[4]	336,161	341,176
ACC Group Housing LLC
6.35% due 07/15/54†††,4	250,000	265,490
Bank of America Corp.
6.30%[1,3]	250,000	257,500

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 22.0% (continued)
Financial - 7.3% (continued)
Cadence Bank North America
6.25% due 06/28/29[1,10]	$150,000	$129,375
Total Financial		8,434,558
Government - 4.1%
Freddie Mac
6.75% due 03/15/31[11]	1,125,000	1,698,420
0.00% due 12/14/29[9,11]	400,000	266,801
Tennessee Valley Authority
5.38% due 04/01/56	750,000	965,329
Freddie Mac Strips
0.00% due 03/15/31[9,11]	800,000	509,394
0.00% due 07/15/32[9,11]	500,000	305,530
Fannie Mae Principal
0.00% due 01/15/30[9,11]	600,000	397,105
0.00% due 05/15/30[9,11]	150,000	97,824
Federal Home Loan Bank
5.50% due 07/15/36[12]	350,000	482,179
Total Government		4,722,582
Communications - 2.7%
CCOH Safari LLC
5.75% due 02/15/26[4,8]	750,000	776,250
Sprint Communications, Inc.
9.00% due 11/15/18[4]	300,000	314,250
7.00% due 03/01/20[4]	300,000	300,000
Neptune Finco Corp.
6.63% due 10/15/25[4]	500,000	540,575
Avaya, Inc.
7.00% due 04/01/19[4]	537,000	362,475
DISH DBS Corp.
5.88% due 11/15/24	325,000	298,188
CSC Holdings LLC
6.75% due 11/15/21	200,000	205,400
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	175,000	189,875
T-Mobile USA, Inc.
6.00% due 04/15/24	150,000	151,875
Total Communications		3,138,888
Energy - 1.6%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25[8]	750,000	753,517
4.25% due 04/01/24	150,000	137,694
Husky Energy, Inc.
3.95% due 04/15/22	250,000	249,075
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[4]	250,000	244,681
Equities Corp.
4.88% due 11/15/21	250,000	239,248
Hess Corp.
8.13% due 02/15/19	150,000	164,804
Magellan Midstream Partners, LP
5.00% due 03/01/26	100,000	108,143
Total Energy		1,897,162
Industrial - 1.4%
Molex Electronic Technologies LLC
3.90% due 04/15/25[4,8]	900,000	874,187
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.88% due 08/15/19	400,000	414,000
SBM Baleia Azul
5.50% due 09/15/27†††,2	252,870	176,202
Prosight Global Inc.
7.50% due 11/26/20†††,2	100,000	103,704
Total Industrial		1,568,093
Basic Materials - 1.4%
Yamana Gold, Inc.
4.95% due 07/15/24	865,000	730,925
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	560,000	530,684
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[1,4]	300,000	300,000
Total Basic Materials		1,561,609
Consumer, Cyclical - 1.4%
Northern Group Housing LLC
6.80% due 08/15/53[4]	600,000	720,924
Hyatt Hotels Corp.
4.85% due 03/15/26	450,000	469,558
Wyndham Worldwide Corp.
5.10% due 10/01/25	350,000	367,742
Total Consumer, Cyclical		1,558,224
Consumer, Non-cyclical - 1.3%
Vector Group Ltd.
7.75% due 02/15/21	425,000	446,250
ADT Corp.
3.50% due 07/15/22	350,000	302,750
Central Garden & Pet Co.
6.13% due 11/15/23	250,000	260,000
HCA, Inc.
5.88% due 02/15/26	250,000	257,500
Tenet Healthcare Corp.
4.13% due 06/15/20[1,4]	200,000	198,500
Total Consumer, Non-cyclical		1,465,000
Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19[8]	550,000	580,030
Technology - 0.3%
CDK Global, Inc.
4.50% due 10/15/24	305,000	302,099
Total Corporate Bonds
(Cost $25,153,316)		25,228,245

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
U.S. GOVERNMENT SECURITIES†† - 7.4%
U.S. Treasury Notes
1.63% due 02/15/26[8]	$4,330,000	$4,267,081
U.S. Treasury Bonds
0.00% due 11/15/42[9]	9,250,000	4,213,699
Total U.S. Government Securities
(Cost $8,344,230)		8,480,780

SENIOR FLOATING RATE INTERESTS††,1 - 6.5%
Industrial - 1.5%
Capstone Logistics
5.50% due 10/07/21	712,588	697,445
Berry Plastics Corp.
4.00% due 10/01/22	500,000	499,750
Travelport Holdings LLC
5.75% due 09/02/21	497,980	497,108
CareCore National LLC
5.50% due 03/05/21	94,149	87,558
Total Industrial		1,781,861
Consumer, Cyclical - 1.5%
Petsmart, Inc.
4.25% due 03/11/22	500,000	497,625
La Quinta Intermediate Holdings
3.75% due 04/14/21	498,744	489,183
Neiman Marcus Group, Inc.
4.25% due 10/25/20	342,142	312,804
Party City Holdings, Inc.
4.25% due 08/19/22	200,000	198,166
Acosta, Inc.
4.25% due 09/26/21	200,000	194,892
Total Consumer, Cyclical		1,692,670
Technology - 1.2%
Avago Technologies Ltd.
4.25% due 02/01/23	850,000	845,265
Greenway Medical Technologies
6.00% due 11/04/20[2]	342,125	294,228
Solera LLC
5.75% due 03/03/23	250,000	249,510
Total Technology		1,389,003
Communications - 1.1%
Univision Communications, Inc.
4.00% due 03/01/20	994,678	983,696
Asurion Corp.
5.00% due 08/04/22	133,730	130,806
MergerMarket Ltd.
4.50% due 02/04/21	98,000	95,060
Total Communications		1,209,562
Financial - 0.6%
Global Payments, Inc.
6.75% due 03/21/23	400,000	401,669
Magic Newco, LLC
5.00% due 12/12/18	243,081	242,837
American Stock Transfer & Trust
5.75% due 06/26/20	95,158	92,065
Total Financial		736,571
Consumer, Non-cyclical - 0.6%
Albertson’s (Safeway) Holdings LLC
5.50% due 12/21/22	498,750	499,020
NES Global Talent
6.50% due 10/03/19	125,672	113,104
Performance Food Group
7.21% due 11/14/19	41,055	41,055
Total Consumer, Non-cyclical		653,179
Total Senior Floating Rate Interests
(Cost $7,513,593)		7,462,846

MUNICIPAL BONDS†† - 2.8%
Illinois - 1.0%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35	500,000	558,934
5.65% due 12/01/38	400,000	402,284
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	300,000	249,369
Total Illinois		1,210,587
California - 1.0%
State of California General Obligation Unlimited
7.60% due 11/01/40[8]	600,000	932,886
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	170,000	185,516
Total California		1,118,402
Michigan - 0.8%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	750,000	934,733
Total Municipal Bonds
(Cost $3,259,521)		3,263,722

FOREIGN GOVERNMENT BONDS†† - 1.1%
Kenya Government International Bond
6.87% due 06/24/24[4]	700,000	659,750
Dominican Republic International Bond
6.85% due 01/27/45[4]	600,000	594,000
Total Foreign Government Bonds
(Cost $1,347,888)		1,253,750
Total Investments - 108.6%
(Cost $128,541,434)		$124,787,116
Other Assets & Liabilities, net - (8.6)%		(9,895,816)
Total Net Assets - 100.0%		$114,891,300

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwide noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2016.
[2]	Illiquid security.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $64,151,587 (cost $66,421,231), or 55.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Affiliated issuer — See Note 4.
[6]	Residual interest.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[8]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[9]	Zero coupon rate security.
[10]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,146,151 (cost $1,755,796), or 1.0% of total net assets — See Note 5.

[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[12]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$38,820,222	$199,510	$39,019,732
Collateralized Mortgage Obligations	—	28,866,128	242,740	29,108,868
Corporate Bonds	—	24,173,371	1,054,874	25,228,245
Foreign Government Bonds	—	1,253,750	—	1,253,750
Municipal Bonds	—	3,263,722	—	3,263,722
Mutual Funds	9,831,891	—	—	9,831,891
Preferred Stocks	—	445,680	616,776	1,062,456
Senior Floating Rate Interests	—	7,462,846	—	7,462,846
U.S. Government Securities	—	8,480,780	—	8,480,780
Unit Investment Trusts	74,826	—	—	74,826
Total	$9,906,717	$112,766,499	$2,113,900	$124,787,116

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Fund recognizes transfers between the levels as of the beginning of the period. As of March 31, 2016, Series E (Total Return Bond Series) had a security with a total value of $720,924 transfer out of Level 3 into Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 8.8%
Federated U.S. Treasury Cash Reserve Fund 0.16%[1]	4,079,562	$4,079,562
Total Short Term Investments
(Cost $4,079,562)		4,079,562

	Face Amount[5]
SENIOR FLOATING RATE INTERESTS††,3 - 78.6%
Consumer, Cyclical - 16.3%
Acosta, Inc.
4.25% due 09/26/21	$593,864	578,695
BJ’s Wholesale Club, Inc.
4.50% due 09/26/19	589,955	573,484
Fitness International LLC
5.50% due 07/01/20	589,500	567,394
PETCO Animal Supplies, Inc.
5.75% due 01/26/23	375,000	374,426
5.62% due 01/26/23	125,000	124,813
Sears Holdings Corp.
5.50% due 06/30/18	494,937	470,190
Ceridian Corp.
4.50% due 09/15/20	487,096	468,830
Ipreo Holdings
4.00% due 08/06/21	493,763	468,457
Life Time Fitness
4.25% due 06/10/22	441,811	435,846
National Vision, Inc.
4.00% due 03/12/21	445,466	431,826
Compucom Systems, Inc.
4.25% due 05/11/20	589,321	412,524
Navistar, Inc.
6.50% due 08/07/20	448,875	408,476
Petsmart, Inc.
4.25% due 03/11/22	349,121	347,462
Party City Holdings, Inc.
4.25% due 08/19/22	348,645	345,448
Advantage Sales & Marketing LLC
4.25% due 07/23/21	349,116	342,462
Belk, Inc.
5.75% due 12/12/22	350,000	308,585
Talbots, Inc.
5.50% due 03/19/20	247,475	230,565
1-800 Contacts
5.25% due 01/22/23	200,000	200,000
Sterling Intermidiate Corp.
5.75% due 06/20/22	173,678	169,626
Mattress Firm
6.25% due 10/20/21	153,886	151,962
Equinox Fitness
5.00% due 01/31/20	99,495	98,948
NPC International, Inc.
4.75% due 12/28/18	99,227	98,731
Total Consumer, Cyclical		7,608,750
Industrial - 16.3%
Gates Global, Inc.
4.25% due 07/05/21	659,061	620,755
Transdigm, Inc.
3.50% due 05/14/22	495,240	487,192
Pregis Holding I Corp.
4.50% due 05/20/21	495,356	478,846
GYP Holdings III Corp.
4.75% due 04/01/21	491,250	462,851
Berry Plastics Corp.
4.00% due 10/01/22	463,036	462,804
Power Borrower, LLC
4.25% due 05/06/20	424,915	416,416
USIC Holding, Inc.
4.00% due 07/10/20	418,695	410,321
Exopack Holdings SA
4.50% due 05/08/19	420,696	409,653
Amber Bidco Ltd.
4.62% due 06/30/21†††,2	350,000	344,715
Thermasys Corp.
5.26% due 05/03/19	375,000	297,656
Pro Mach Group, Inc.
4.75% due 10/22/21	298,243	291,285
CareCore National LLC
5.50% due 03/05/21	311,729	289,908
Quanex Building Products Corp.
6.25% due 11/02/22	250,000	249,375
Beacon Roofing Supply, Inc.
4.00% due 10/03/22	249,375	248,856
Nord Anglia Education Finance LLC
5.00% due 03/31/21	212,215	208,635
Mitchell International, Inc.
8.50% due 10/11/21	234,000	205,335
Travelport Holdings LLC
5.75% due 09/02/21	198,690	198,342
SI Organization
5.75% due 11/22/19	175,115	173,364
Vat Holding AG
4.25% due 02/11/21	170,340	165,940
Bioplan USA, Inc.
5.75% due 09/23/21	198,000	163,350
Mast Global
7.75% due 09/12/19†††,2	162,610	160,724
Doncasters Group Ltd.
9.50% due 10/09/20	135,172	121,655
CEVA Logistics US Holdings
6.50% due 03/19/21	145,129	119,248
Brickman Group Holdings, Inc.
4.00% due 12/18/20	119,207	117,181
SRS Distribution, Inc.
5.25% due 08/25/22	99,750	99,501
NANA Development Corp.
8.00% due 03/15/18[2]	100,000	87,500
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21	105,218	86,455
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21	101,812	83,656
Crosby Worldwide
4.00% due 11/23/20	96,834	78,860

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount[5]	Value
SENIOR FLOATING RATE INTERESTS††,3 - 78.6% (continued)
Industrial - 16.3% (continued)
CEVA Logistics Canada, ULC
6.50% due 03/19/21	$18,141	$14,906
Total Industrial		7,555,285
Consumer, Non-cyclical - 11.7%
Pharmaceutical Product Development
4.25% due 08/18/22	595,500	589,796
Phillips-Medsize Corp.
4.75% due 06/16/21	589,500	579,185
DJO Finance LLC
4.25% due 06/08/20	497,500	485,893
Hearthside Foods
4.50% due 06/02/21	495,603	481,974
Authentic Brands
5.50% due 05/27/21	493,423	475,743
Valeant Pharmaceuticals International, Inc.
4.00% due 04/01/22	495,000	466,745
NES Global Talent
6.50% due 10/03/19	420,518	378,466
American Tire Distributors, Inc.
5.25% due 09/01/21	344,395	342,673
Dole Food Company, Inc.
4.50% due 11/01/18	343,194	341,406
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[2]	388,972	324,142
Endo Luxembourg Finance Co.
3.75% due 09/25/22	299,250	294,387
Albertson’s (Safeway) Holdings LLC
5.50% due 12/21/22	200,000	200,108
Pinnacle Foods Corp.
3.00% due 04/29/20	200,000	199,726
Physio-Control International, Inc.
5.50% due 06/06/22	109,725	109,588
Acadia Healthcare Company, Inc.
4.50% due 02/13/19	99,750	99,957
CTI Foods Holding Co. LLC
8.25% due 06/28/21	80,000	72,400
Total Consumer, Non-cyclical		5,442,189
Communications - 10.0%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	842,487	837,676
Numericable US LLC
4.75% due 02/10/23	600,000	594,564
Neptune Finco Corp.
5.00% due 10/10/22	500,000	499,920
Ziggo BV
3.60% due 01/14/22	EUR 195,957	193,916
3.50% due 01/15/22	184,894	182,967
3.51% due 01/14/22	119,149	117,907
Univision Communications, Inc.
4.00% due 02/28/20	496,049	490,622
Live Nation Worldwide, Inc.
3.50% due 08/14/20	390,000	389,513
Houghton Mifflin Co.
4.00% due 05/31/21	397,000	387,571
MergerMarket Ltd.
4.50% due 02/04/21	343,000	332,710
Anaren, Inc.
5.50% due 02/18/21	141,841	127,657
9.25% due 08/18/21	100,000	91,167
Virgin Media Bristol LLC
3.50% due 06/30/23	201,996	200,154
Asurion Corp.
5.00% due 08/04/22	110,840	108,416
Light Tower Fiber LLC
4.00% due 04/13/20	99,490	98,246
Total Communications		4,653,006
Financial - 9.9%
National Financial Partners Corp.
4.50% due 07/01/20	741,351	723,189
Assured Partners, Inc.
5.75% due 10/21/22	498,750	495,009
Acrisure LLC
6.50% due 05/19/22	446,627	437,694
Hyperion Insurance
5.50% due 04/29/22	447,372	425,563
York Risk Services
4.75% due 10/01/21	494,987	420,121
Lineage Logistics LLC
4.50% due 04/07/21	490,000	410,375
Fly Leasing Ltd.
3.50% due 08/09/19	360,917	357,759
Transunion Holding Co.
3.50% due 04/09/21	348,223	344,567
American Stock Transfer & Trust
5.75% due 06/26/20	285,473	276,195
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19[2]	380,111	256,575
Corporate Capital Trust
4.00% due 05/20/19	196,000	193,060
Expert Global Solutions
8.50% due 04/03/18	161,981	158,742
LPL Financial Holdings, Inc.
4.75% due 11/21/22	125,000	122,500
Total Financial		4,621,349
Technology - 9.5%
The Active Network, Inc.
5.50% due 11/13/20	720,146	682,338
Avago Technologies Ltd.
4.25% due 02/01/23	500,000	497,215
Informatica Corp.
4.50% due 08/05/22	497,500	487,550
Solera LLC
5.75% due 03/03/23	400,000	399,216
EIG Investors Corp.
6.23% due 11/09/19[2]	387,050	369,149

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount[5]	Value
SENIOR FLOATING RATE INTERESTS††,3 - 78.6% (continued)
Technology - 9.5% (continued)
Aspect Software, Inc.
9.50% due 09/30/16	$348,038	$344,557
Greenway Medical Technologies
6.00% due 11/04/20[2]	391,000	336,260
Avaya, Inc.
6.25% due 05/29/20	196,467	130,721
6.50% due 03/30/18	161,443	118,257
IMS Health
3.50% due 03/17/21	247,475	246,703
Advanced Computer Software
6.50% due 03/18/22	247,500	237,600
Sparta Holding Corp.
6.50% due 07/28/20†††	191,011	189,635
SolarWinds Holdings, Inc.
6.50% due 02/03/23	100,000	98,833
Infor, Inc.
3.75% due 06/03/20	95,968	92,929
Flexera Software LLC
8.00% due 04/02/21	100,000	92,500
CPI Acquisition, Inc.
5.50% due 08/17/22	71,839	71,031
Total Technology		4,394,494
Basic Materials - 3.9%
Univar, Inc.
4.25% due 07/01/22	597,000	587,676
Ennis-Flint
4.25% due 03/31/21[2]	294,000	286,650
7.75% due 09/30/21[2]	100,000	95,000
Royal Adhesives And Sealants
4.50% due 06/19/22	347,375	336,304
INEOS US Finance LLC
4.25% due 03/31/22	197,999	194,906
Atkore International, Inc.
7.75% due 10/09/21[2]	200,000	182,000
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	178,608	51,796
12.00% due 11/08/16†††	37,163	35,676
WR Grace & Co.
2.75% due 02/03/21	33,939	33,529
Total Basic Materials		1,803,537
Utilities - 0.6%
Stonewall (Green Energy)
6.50% due 11/12/21	300,000	279,000
Energy - 0.4%
Cactus Wellhead
7.00% due 07/31/20	543,125	190,094
Total Senior Floating Rate Interests
(Cost $38,579,449)		36,547,704

ASSET BACKED SECURITIES†† - 6.2%
Collateralized Loan Obligations - 4.0%
Garrison Funding Ltd.
2013-2A B, 5.27% due 09/25/23[3,4]	250,000	245,636
ACIS CLO Ltd.
2013-2A, 4.47% due 10/14/22[3,4]	250,000	237,466
Kingsland III Ltd.
2006-3A C1, 2.22% due 08/24/21[3,4]	250,000	236,657
NewStar Arlington Senior Loan Program LLC
2014-1A C1, 3.92% due 07/25/25[3,4]	250,000	236,168
Cerberus Onshore II CLO LLC
2014-1A D, 4.62% due 10/15/23[3,4]	250,000	231,342
Newstar Commercial Loan Funding LLC
2013-1A D, 5.17% due 09/20/23[3,4]	250,000	231,082
Kingsland IV Ltd.
2007-4A D, 2.07% due 04/16/21[3,4]	250,000	218,987
ALM XIV Ltd.
2014-14A C, 4.07% due 07/28/26[3,4]	250,000	218,828
Total Collateralized Loan Obligations		1,856,166
Collateralized Debt Obligations - 1.5%
Gramercy Real Estate CDO Ltd.
2007-1A A1, 0.90% due 08/15/56[3,4]	426,091	374,960
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.75% due 11/20/46	236,492	220,068
N-Star Real Estate CDO IX Ltd.
0.75% due 02/01/41[2]	123,995	121,765
Total Collateralized Debt Obligations		716,793
Transport-Aircraft - 0.7%
Castlelake Aircraft Securitization Trust
2014-1 A1, 5.25% due 02/15/29[4]	338,072	335,198
Total Asset Backed Securities
(Cost $2,941,378)		2,908,157

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.0%
Residential Mortgage Backed Securities - 1.0%
GreenPoint Mortgage Funding Trust
2006-AR1 A1A, 0.72% due 02/25/36[3]	212,367	163,556
Bear Stearns Mortgage Funding Trust
2007-AR5 1A1A, 0.60% due 06/25/47[3]	138,352	104,019

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.0% (continued)
Residential Mortgage Backed Securities - 1.0% (continued)
Nomura Resecuritization Trust
2012-1R A, 0.87% due 08/27/47[3,4]	$94,988	$90,350
Morgan Stanley Re-REMIC Trust
2010-R5 4B, 0.93% due 06/26/36[3,4]	108,172	78,376
New Century Home Equity Loan Trust
2004-4 M2, 1.23% due 02/25/35[3]	26,082	20,409
Total Residential Mortgage Backed Securities		456,710
Total Collateralized Mortgage Obligations
(Cost $492,291)		456,710

CORPORATE BONDS†† - 0.8%
Consumer, Non-cyclical - 0.7%
Tenet Healthcare Corp.
4.13% due 06/15/20[3,4]	300,000	297,750
Energy - 0.1%
FTS International, Inc.
8.13% due 06/15/20[3,4]	100,000	67,449
Total Corporate Bonds
(Cost $398,990)		365,199

SENIOR FIXED RATE INTERESTS†† - 0.6%
Financial - 0.6%
Magic Newco, LLC
12.00% due 06/12/19	250,000	256,408
Total Senior Fixed Rate Interests
(Cost $270,626)		256,408
Total Investments - 96.0%
(Cost $46,762,296)		$44,613,740
Other Assets & Liabilities, net - 4.0%		1,846,898
Total Net Assets - 100.0%		$46,460,638

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2016.
[2]	Illiquid security.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2016.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $3,100,249 (cost $3,197,323), or 6.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	The face amount is denominated in U.S. Dollars unless otherwise indicated.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$2,908,157	$—	$2,908,157
Collateralized Mortgage Obligations	—	456,710	—	456,710
Corporate Bonds	—	365,199	—	365,199
Senior Fixed Rate Interests	—	256,408	—	256,408
Senior Floating Rate Interests	—	35,816,954	730,750	36,547,704
Short Term Investments	4,079,562	—	—	4,079,562
Total	$4,079,562	$39,803,428	$730,750	$44,613,740

For the period ended March 31, 2016, there were no transfers between levels.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 17.0%
Consumer, Non-cyclical - 6.3%
AmerisourceBergen Corp. — Class A	3,963	$342,998
Constellation Brands, Inc. — Class A	2,016	304,597
Dr Pepper Snapple Group, Inc.	3,305	295,534
Monster Beverage Corp.*	2,177	290,368
Spectrum Brands Holdings, Inc.	2,618	286,095
Flowers Foods, Inc.	15,492	285,982
Laboratory Corporation of America Holdings*	2,437	285,446
ConAgra Foods, Inc.	6,159	274,815
Avis Budget Group, Inc.*	9,874	270,152
Zimmer Biomet Holdings, Inc.	2,438	259,964
Kellogg Co.	3,356	256,902
Mallinckrodt plc*	4,011	245,794
Molina Healthcare, Inc.*	3,776	243,514
DaVita HealthCare Partners, Inc.*	3,131	229,753
Mead Johnson Nutrition Co. — Class A	2,644	224,661
Ingredion, Inc.	2,010	214,648
St. Jude Medical, Inc.	3,888	213,840
WhiteWave Foods Co. — Class A*	5,000	203,200
Sysco Corp.	4,196	196,079
Hologic, Inc.*	5,591	192,890
Cardinal Health, Inc.	2,323	190,370
United Rentals, Inc.*	3,035	188,747
General Mills, Inc.	2,838	179,787
HCA Holdings, Inc.*	2,178	169,992
Cal-Maine Foods, Inc.	3,105	161,181
CR Bard, Inc.	794	160,920
HealthSouth Corp.	4,197	157,933
KAR Auction Services, Inc.	4,127	157,404
RR Donnelley & Sons Co.	9,561	156,800
Becton Dickinson and Co.	1,031	156,526
Tyson Foods, Inc. — Class A	2,330	155,318
Western Union Co.	8,032	154,937
MEDNAX, Inc.*	2,294	148,238
Robert Half International, Inc.	2,990	139,274
Universal Health Services, Inc. — Class B	1,039	129,584
Tenet Healthcare Corp.*	4,320	124,978
Verisk Analytics, Inc. — Class A*	1,413	112,927
Pilgrim’s Pride Corp.*	3,905	99,187
Zoetis, Inc.	2,183	96,772
LifePoint Health, Inc.*	1,334	92,380
Hershey Co.	1,002	92,274
Hain Celestial Group, Inc.*	2,238	91,557
Coca-Cola Enterprises, Inc.	1,747	88,643
Quintiles Transnational Holdings, Inc.*	1,319	85,867
Alexion Pharmaceuticals, Inc.*	601	83,671
Nielsen Holdings plc	1,550	81,623
DexCom, Inc.*	1,174	79,726
Amsurg Corp. — Class A*	1,044	77,882
Alnylam Pharmaceuticals, Inc.*	1,206	75,701
DENTSPLY SIRONA, Inc.	1,194	73,586
BioMarin Pharmaceutical, Inc.*	856	70,603
Global Payments, Inc.	924	60,337
Centene Corp.*	814	50,118
Total Consumer, Non-cyclical		9,062,075
Consumer, Cyclical - 3.0%
United Continental Holdings, Inc.*	5,875	351,677
Southwest Airlines Co.	7,392	331,162
PACCAR, Inc.	5,441	297,568
Delphi Automotive plc	3,497	262,344
DR Horton, Inc.	8,013	242,233
Liberty Interactive Corporation QVC Group — Class A*	9,274	234,169
Lear Corp.	2,100	233,457
WW Grainger, Inc.	992	231,563
JetBlue Airways Corp.*	9,532	201,316
Harley-Davidson, Inc.	2,896	148,652
Macy’s, Inc.	3,055	134,695
Alaska Air Group, Inc.	1,621	132,954
AutoZone, Inc.*	161	128,267
Toll Brothers, Inc.*	4,246	125,299
Spirit Airlines, Inc.*	2,379	114,144
Lions Gate Entertainment Corp.	5,128	112,047
Dollar General Corp.	1,264	108,198
Fastenal Co.	1,991	97,559
Tiffany & Co.	1,182	86,735
Ross Stores, Inc.	1,498	86,734
L Brands, Inc.	974	85,527
Dollar Tree, Inc.*	1,024	84,439
Harman International Industries, Inc.	945	84,143
American Eagle Outfitters, Inc.	4,919	82,000
Marriott International, Inc. — Class A	1,047	74,526
Under Armour, Inc. — Class A*	850	72,106
Chipotle Mexican Grill, Inc. — Class A*	141	66,407
Hilton Worldwide Holdings, Inc.	2,716	61,164
Total Consumer, Cyclical		4,271,085
Industrial - 2.7%
Spirit AeroSystems Holdings, Inc. — Class A*	6,387	289,713
Harris Corp.	3,208	249,774
Rockwell Automation, Inc.	2,082	236,828
TransDigm Group, Inc.*	1,025	225,849
Stericycle, Inc.*	1,727	217,929
Regal Beloit Corp.	3,383	213,433
Huntington Ingalls Industries, Inc.	1,521	208,286
Textron, Inc.	5,698	207,749
CSX Corp.	6,989	179,966
WestRock Co.	4,552	177,665
Carlisle Companies, Inc.	1,777	176,812
Clean Harbors, Inc.*	3,081	152,017
Roper Technologies, Inc.	823	150,420
Jabil Circuit, Inc.	7,725	148,861
AECOM*	4,683	144,190
Rockwell Collins, Inc.	1,453	133,981
AMERCO	373	133,277
Tyco International plc	2,772	101,760

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 17.0% (continued)
Industrial - 2.7% (continued)
AMETEK, Inc.	1,924	$96,162
Genesee & Wyoming, Inc. — Class A*	1,417	88,846
Stanley Black & Decker, Inc.	780	82,064
Zebra Technologies Corp. — Class A*	1,153	79,557
Cummins, Inc.	720	79,157
Flowserve Corp.	1,686	74,875
Total Industrial		3,849,171
Communications - 1.9%
Omnicom Group, Inc.	3,616	300,960
Scripps Networks Interactive, Inc. — Class A	4,220	276,409
Palo Alto Networks, Inc.*	1,635	266,734
IAC/InterActiveCorp	5,332	251,030
Discovery Communications, Inc. — Class A*	6,563	187,899
LinkedIn Corp. — Class A*	1,600	182,960
DISH Network Corp. — Class A*	3,537	163,622
Splunk, Inc.*	2,906	142,191
CommScope Holding Company, Inc.*	5,055	141,136
AMC Networks, Inc. — Class A*	2,160	140,270
Viacom, Inc. — Class B	3,135	129,413
Ciena Corp.*	6,387	121,481
Charter Communications, Inc. — Class A*	565	114,373
Expedia, Inc.	1,046	112,779
Twitter, Inc.*	6,512	107,774
VeriSign, Inc.*	1,113	98,545
Zayo Group Holdings, Inc.*	3,091	74,926
Total Communications		2,812,502
Technology - 1.8%
Skyworks Solutions, Inc.	3,187	248,267
Qorvo, Inc.*	4,450	224,325
Microchip Technology, Inc.	4,234	204,079
IHS, Inc. — Class A*	1,501	186,364
Teradata Corp.*	6,090	159,802
SS&C Technologies Holdings, Inc.	2,353	149,227
ServiceNow, Inc.*	2,294	140,346
Take-Two Interactive Software, Inc.*	3,539	133,314
Cerner Corp.*	2,407	127,475
Red Hat, Inc.*	1,683	125,399
Nuance Communications, Inc.*	6,265	117,093
Fortinet, Inc.*	3,713	113,729
Analog Devices, Inc.	1,901	112,520
Electronic Arts, Inc.*	1,597	105,578
Lam Research Corp.	1,105	91,273
NetSuite, Inc.*	1,316	90,133
Verint Systems, Inc.*	2,654	88,591
Rackspace Hosting, Inc.*	3,791	81,848
Fidelity National Information Services, Inc.	1,225	77,555
Tableau Software, Inc. — Class A*	1,485	68,117
Total Technology		2,645,035
Financial - 0.8%
Ameriprise Financial, Inc.	3,098	291,243
Alliance Data Systems Corp.*	1,231	270,820
CoreLogic, Inc.*	3,183	110,450
Interactive Brokers Group, Inc. — Class A	2,216	87,133
Jones Lang LaSalle, Inc.	679	79,661
CBRE Group, Inc. — Class A*	2,704	77,929
Equinix, Inc.	234	77,386
T. Rowe Price Group, Inc.	1,011	74,268
Signature Bank*	535	72,824
Crown Castle International Corp.	797	68,941
Total Financial		1,210,655
Basic Materials - 0.3%
Steel Dynamics, Inc.	4,363	98,211
International Paper Co.	2,299	94,351
Celanese Corp. — Class A	1,373	89,932
Huntsman Corp.	6,447	85,745
Total Basic Materials		368,239
Energy - 0.2%
Cabot Oil & Gas Corp. — Class A	3,932	89,295
FMC Technologies, Inc.*	2,841	77,730
ONEOK, Inc.	1,989	59,392
Total Energy		226,417
Total Common Stocks
(Cost $24,436,843)		24,445,179

MUTUAL FUNDS† - 78.0%
Guggenheim Variable Insurance Strategy Fund III[1]	1,651,039	40,747,629
Guggenheim Strategy Fund II1	1,256,652	31,026,749
Guggenheim Strategy Fund III[1]	965,611	23,821,617
Guggenheim Strategy Fund I1	682,683	16,937,364
Total Mutual Funds
(Cost $113,417,165)		112,533,359

SHORT TERM INVESTMENTS† - 4.4%
Dreyfus Treasury Prime Cash Management Fund Institutional Shares 0.18%[2]	6,303,647	6,303,647
Total Short Term Investments
(Cost $6,303,647)		6,303,647
Total Investments - 99.4%
(Cost $144,157,655)		$143,282,185
Other Assets & Liabilities, net - 0.6%		808,399
Total Net Assets - 100.0%		$144,090,584

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $720,500)	5	$21,758
June 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $179,010)	2	4,700

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $205,050)	2	4,139
(Total Aggregate Value of Contracts $1,104,560)		$30,597

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International May 2016 Russell MidCap Growth Index Swap 0.62%[3], Terminating 05/04/16 (Notional Value $119,008,427)	160,786	$11,565,900

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$24,445,179	$—	$—	$—	$—	$24,445,179
Equity Futures Contracts	—	30,597	—	—	—	30,597
Equity Index Swap Agreements	—	—	—	11,565,900	—	11,565,900
Mutual Funds	112,533,359	—	—	—	—	112,533,359
Short Term Investments	6,303,647	—	—	—	—	6,303,647
Total	$143,282,185	$30,597	$—	$11,565,900	$—	$154,878,682

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
PREFERRED STOCKS†† - 0.8%
Industrial - 0.8%
Seaspan Corp. 6.38% due 04/30/19[1]	10,830	$268,151
Total Preferred Stocks
(Cost $270,750)		268,151

EXCHANGE-TRADED FUNDS† - 3.0%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF[2]	42,301	977,576
Total Exchange-Traded Funds
(Cost $1,000,406)		977,576

MUTUAL FUNDS† - 36.7%
Guggenheim Limited Duration Fund - Institutional Class[2]	330,962	8,025,836
Guggenheim High Yield Fund - Insitutional Class[2]	181,638	1,531,207
Guggenheim Floating Rate Strategies Fund - Institutional Class[2]	59,125	1,495,274
Guggenheim Strategy Fund I2	40,600	1,007,282
Total Mutual Funds
(Cost $12,259,544)		12,059,599

SHORT TERM INVESTMENTS† - 3.0%
Federated U.S. Treasury Cash Reserve Fund 0.16%[3]	979,042	979,042
Total Short Term Investments
(Cost $979,042)		979,042

	Face Amount
ASSET BACKED SECURITIES†† - 20.1%
Collateralized Loan Obligations - 12.2%
LCM X, LP
2014-10A, 4.37% due 04/15/22[4,5]	$500,000	485,000
Newstar Commercial Loan Funding LLC
2013-1A E, 5.92% due 09/20/23[4,5]	250,000	237,829
2014-1A D, 5.37% due 04/20/25[4,5]	250,000	230,212
Great Lakes CLO Ltd.
2014-1A D, 4.82% due 04/15/25[4,5]	350,000	316,192
Garrison Funding Ltd.
2013-2A B, 5.27% due 09/25/23[4,5]	250,000	245,637
Black Diamond CLO Delaware Corp.
2005-2A, 2.42% due 01/07/18[4,5]	250,000	237,793
ACIS CLO Ltd.
2013-2A, 4.47% due 10/14/22[4,5]	250,000	237,466
Kingsland III Ltd.
2006-3A C1, 2.22% due 08/24/21[4,5]	250,000	236,657
Cerberus Onshore II CLO LLC
2014-1A D, 4.62% due 10/15/23[4,5]	250,000	231,342
CIFC Funding Ltd.
2014-3X INC, due 07/22/26[6]	500,000	227,522
COA Summit CLO Limited
2014-1A C, 4.47% due 04/20/23[4,5]	250,000	222,538
Telos CLO Ltd.
2013-3A D, 4.87% due 01/17/24[4,5]	250,000	219,274
Kingsland IV Ltd.
2007-4A D, 2.07% due 04/16/21[4,5]	250,000	218,987
ALM XIV Ltd.
2014-14A C, 4.07% due 07/28/26[4,5]	250,000	218,828
KVK CLO Ltd.
2014-1A, 3.52% due 05/15/26[4,5]	250,000	209,238
Fortress Credit Opportunities III CLO, LP
2014-3A C, 3.87% due 04/28/26[4,5]	150,000	142,699
AMMC CLO XI Ltd.
2012-11A, due 10/30/23[5,6]	250,000	86,380
Total Collateralized Loan Obligations		4,003,594
Transport-Aircraft - 4.7%
Rise Ltd.
2014-1, 4.74% due 02/12/39	435,433	427,813
AABS Ltd.
2013-1, 4.87% due 01/15/38	381,689	376,536
Castlelake Aircraft Securitization Trust
2014-1 A1, 5.25% due 02/15/29[5]	338,072	335,198
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[9]	219,194	215,326
Emerald Aviation Finance Ltd.
2013-1 B, 6.35% due 10/15/38[5]	199,049	201,786
Total Transport-Aircraft		1,556,659
Collateralized Debt Obligations - 2.9%
Gramercy Real Estate CDO Ltd.
2007-1A A1, 0.90% due 08/15/56[4,5]	568,122	499,947
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.75% due 11/20/46	206,931	192,559

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 20.1% (continued)
Collateralized Debt Obligations - 2.9% (continued)
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/46[4,5]	$139,877	$133,820
N-Star Real Estate CDO IX Ltd.
0.75% due 02/01/41[1]	123,995	121,765
Total Collateralized Debt Obligations		948,091
Financial - 0.3%
CIC Receivables Master Trust
4.89% due 10/07/21†††,1	100,000	99,755
Total Asset Backed Securities
(Cost $6,983,428)		6,608,099

CORPORATE BONDS†† - 18.7%
Communications - 5.4%
Sprint Communications, Inc.
9.00% due 11/15/18[5]	250,000	261,875
CCOH Safari LLC
5.75% due 02/15/26[5,7]	250,000	258,749
MDC Partners, Inc.
6.75% due 04/01/20[5,7]	140,000	144,725
6.50% due 05/01/24[5]	100,000	102,125
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[5]	200,000	207,000
T-Mobile USA, Inc.
6.00% due 04/15/24	200,000	202,500
Numericable-SFR S.A.
6.00% due 05/15/22[5,7]	200,000	195,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21[7]	175,000	189,875
DISH DBS Corp.
5.88% due 11/15/24[7]	200,000	183,500
Sprint Corp.
7.88% due 09/15/23	50,000	38,240
Total Communications		1,783,589
Financial - 4.9%
SunTrust Banks, Inc.
5.63%[4,7,8]	374,000	370,259
Citigroup, Inc.
5.95%[4,8]	192,000	184,294
5.95%[4,8]	100,000	96,344
Kennedy-Wilson, Inc.
5.87% due 04/01/24[7]	200,000	195,500
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22[7]	200,000	189,800
Customers Bank
6.12% due 06/26/29[4,9]	150,000	150,000
Fifth Third Bancorp
5.10%[4,8]	132,000	119,790
Prosight Global Inc.
7.50% due 11/26/20†††,1	100,000	103,704
Bank of America Corp.
6.30%[4,8]	100,000	103,000
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[5]	100,000	85,250
Total Financial		1,597,941
Consumer, Non-cyclical - 2.5%
Vector Group Ltd.
7.75% due 02/15/21[7]	300,000	315,000
Central Garden & Pet Co.
6.13% due 11/15/23[7]	250,000	260,000
FTI Consulting, Inc.
6.00% due 11/15/22	100,000	104,750
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[5]	100,000	95,750
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[5]	50,000	46,500
Total Consumer, Non-cyclical		822,000
Basic Materials - 2.0%
Yamana Gold, Inc.
4.95% due 07/15/24[7]	250,000	211,250
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[4,5,7]	200,000	200,000
TPC Group, Inc.
8.75% due 12/15/20[5]	173,000	121,100
Eldorado Gold Corp.
6.13% due 12/15/20[5]	125,000	114,063
Total Basic Materials		646,413
Energy - 1.5%
Husky Energy, Inc.
4.00% due 04/15/24	75,000	70,954
3.95% due 04/15/22	50,000	49,815
EQT Corp.
8.13% due 06/01/19[7]	100,000	107,760
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	100,000	100,469
Buckeye Partners, LP
4.35% due 10/15/24	100,000	89,814
CONSOL Energy, Inc.
8.00% due 04/01/23	100,000	74,720
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[1]	100,000	15,500
Total Energy		509,032
Diversified - 0.8%
HRG Group, Inc.
7.88% due 07/15/19[7]	243,000	256,268
Consumer, Cyclical - 0.8%
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[5,7]	250,000	250,625

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 18.7% (continued)
Utilities - 0.7%
AES Corp.
7.38% due 07/01/21[7]	$200,000	$224,000
Industrial - 0.1%
Novelis, Inc.
8.75% due 12/15/20	50,000	50,465
Total Corporate Bonds
(Cost $6,228,433)		6,140,333

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.0%
Residential Mortgage Backed Securities - 13.0%
Banc of America Funding Ltd.
2013-R1 A5, 0.65% due 11/03/41[4,5]	1,012,538	936,956
LSTAR Securities Investment Trust
2014-1 NOTE, 3.53% due 09/01/21[4,5]	435,528	431,173
2015-6 A, 2.44% due 05/01/20[4,5]	433,384	423,633
Nationstar HECM Loan Trust
2015-1A A, 3.84% due 05/25/18[5]	354,666	354,488
GreenPoint Mortgage Funding Trust
2006-AR1 A1A, 0.72% due 02/25/36[4]	212,367	163,557
2005-HE4 M1, 0.90% due 07/25/30[4]	155,514	150,173
CIT Mortgage Loan Trust
2007-1 2A3, 1.88% due 10/25/37[4,5]	279,621	261,835
First Franklin Mortgage Loan Trust
2006-FF1 2A4, 0.77% due 01/25/36[4]	250,000	220,124
Nomura Resecuritization Trust
2012-1R A, 0.87% due 08/27/47[4,5]	227,970	216,840
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9 2A, 1.16% due 11/25/46[4]	302,938	204,224
IndyMac INDX Mortgage Loan Trust
2006-AR4 A1A, 0.64% due 05/25/46[4]	234,068	185,507
Lehman XS Trust Series
2006-16N A4A, 0.62% due 11/25/46[4]	239,126	184,252
American Home Mortgage Assets Trust
2006-4 1A11, 0.62% due 10/25/46[4]	264,012	163,657
Bear Stearns Mortgage Funding Trust
2007-AR5 1A1A, 0.60% due 06/25/47[4]	207,528	156,028
GSAA Home Equity Trust
2007-7 A4, 0.70% due 07/25/37[4]	134,748	115,704
Morgan Stanley Re-REMIC Trust
2010-R5 4B, 0.93% due 06/26/36[4,5]	108,172	78,376
New Century Home Equity Loan Trust
2004-4 M2, 1.23% due 02/25/35[4]	26,082	20,409
Total Residential Mortgage Backed Securities		4,266,936
Commercial Mortgage Backed Securities - 1.0%
Motel 6 Trust
2015-MTL6 E, 5.27% due 02/05/30[5]	350,000	338,758
Total Collateralized Mortgage Obligations
(Cost $4,736,611)		4,605,694

SENIOR FLOATING RATE INTERESTS††,4 - 11.5%
Technology - 3.7%
EIG Investors Corp.
6.23% due 11/09/19[1]	241,906	230,718
Deltek, Inc.
5.00% due 06/25/22	209,779	208,468
Avaya, Inc.
6.50% due 03/30/18	161,443	118,257
6.25% due 05/29/20	97,658	64,978
Solera LLC
5.75% due 03/03/23	150,000	149,706
Wall Street Systems
4.25% due 04/30/21	147,826	146,163
The Active Network, Inc.
5.50% due 11/13/20	116,370	110,261
Aspect Software, Inc.
9.50% due 09/30/16	91,645	90,729
Greenway Medical Technologies
6.00% due 11/04/20[1]	97,750	84,065
Total Technology		1,203,345
Industrial - 2.8%
Power Borrower, LLC
4.25% due 05/06/20	153,609	150,537
8.25% due 11/06/20	125,000	115,625
USIC Holding, Inc.
4.00% due 07/10/20	217,258	212,913
Travelport Holdings LLC
5.75% due 09/02/21	199,192	198,843
Thermasys Corp.
5.26% due 05/03/19	117,188	93,018
Mitchell International, Inc.
8.50% due 10/11/21	78,000	68,445
Nord Anglia Education Finance LLC
5.00% due 03/31/21	59,346	58,345

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 11.5% (continued)
Industrial - 2.8% (continued)
NANA Development Corp.
8.00% due 03/15/18[1]	$40,000	$35,000
Total Industrial		932,726
Consumer, Cyclical - 2.3%
Belk, Inc.
5.75% due 12/12/22	250,000	220,417
PETCO Animal Supplies, Inc.
5.75% due 01/26/23	200,000	199,694
Men’s Wearhouse
4.50% due 06/18/21	125,000	120,079
Advantage Sales & Marketing LLC
4.25% due 07/23/21	108,675	106,603
Sears Holdings Corp.
5.50% due 06/30/18	97,750	92,863
Total Consumer, Cyclical		739,656
Financial - 1.2%
National Financial Partners Corp.
4.50% due 07/01/20	196,512	191,697
American Stock Transfer & Trust
5.75% due 06/26/20	190,316	184,130
Expert Global Solutions
8.50% due 04/03/18	34,656	33,963
Total Financial		409,790
Consumer, Non-cyclical - 1.2%
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21	199,461	199,560
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[1]	97,243	81,036
NES Global Talent
6.50% due 10/03/19	84,104	75,693
Performance Food Group
7.21% due 11/14/19	51,063	51,063
Total Consumer, Non-cyclical		407,352
Communications - 0.3%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	98,941	98,376
Total Senior Floating Rate Interests
(Cost $3,969,949)		3,791,245

FOREIGN GOVERNMENT BONDS†† - 1.6%
Dominican Republic International Bond
6.85% due 01/27/45[5,7]	300,000	297,000
Kenya Government International Bond
6.87% due 06/24/24[5,7]	250,000	235,625
Total Foreign Government Bonds
(Cost $562,284)		532,625

SENIOR FIXED RATE INTERESTS†† - 0.4%
Financial - 0.4%
Magic Newco, LLC
12.00% due 06/12/19	125,000	128,204
Total Senior Fixed Rate Interests
(Cost $135,313)		128,204

	Notional
OPTIONS PURCHASED† - 0.1%
Call options on:
JPMorgan
August 2016 USD / CNH Expiring 08/11/16 with strike price of $6.66†††	$800,000	7,790

	Contracts
Bank of America Merrill Lynch
September 2016 SPDR Gold Shares Expiring 09/20/16 with strike price of $128.00	107	24,610

	Notional
Bank of America Merrill Lynch
September 2016 USD / TWD Expiring 09/15/16 with strike price of $32.48†††	$350,000	5,369
Bank of America Merrill Lynch
August 2016 USD / SAR Expiring 08/18/16 with strike price of $3.78†††	800,000	3,758
Total Call options		41,527

	Contracts
Put options on:
BNP
June 2016 S&P 500 Index Expiring 06/21/16 with strike price of $1,800.00	5	4,500

	Notional
Bank of America Merrill Lynch
September 2016 EUR / DKK Expiring 09/08/16 with strike price of $7.45†††	$1,100,000	3,751
Total Put options		8,251
Total Options Purchased
(Cost $137,659)		49,778
Total Investments - 109.9%
(Cost $37,263,419)		$36,140,346

	Contracts
OPTIONS WRITTEN† - 0.0%
Put options on:
BNP
June 2016 S&P 500 Index Expiring 06/21/16 with strike price of $1,600.00	5	(1,280)
Call options on:
Bank of America Merrill Lynch
September 2016 SPDR Gold Shares Expiring 09/20/16 with strike price of $142.00	107	(8,988)
Total Options Written
(Premiums received $39,673)		(10,268)
Other Assets & Liabilities, net - (9.9)%		(3,261,454)
Total Net Assets - 100.0%		$32,868,624

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Units	Unrealized Gain (Loss)
OTC INTEREST RATE SWAP AGREEMENTS SOLD SHORT††
Bank of America June 2016 Euro - Bund Future Swap, Terminating 06/06/16 (Notional Value $2,605,018)	14	$(14,659)

OTC INTEREST RATE SWAP AGREEMENTS ††
Bank of America April 2016 U.S. Treasury Note 2.25% due 11/15/25 Swap, Terminating 04/12/16[10] (Notional Value $2,613,303)	2,511,000	$102,241

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Depreciation
Merrill Lynch	Receive	3-Month USD-Libor	2.70%	07/05/23	$(50,000)	$(4,462)
Merrill Lynch	Receive	3-Month USD-Libor	1.56%	07/05/18	$(850,000)	$(13,081)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Affiliated issuer — See Note 4.
[3]	Rate indicated is the 7 day yield as of March 31, 2016.
[4]	Variable rate security. Rate indicated is rate effective at March 31, 2016.
[5]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $10,604,269 (cost $11,048,660), or 32.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[6]	Residual interest.
[7]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[8]	Perpetual maturity.
[9]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $365,326 (cost $365,306), or 1.1% of total net assets — See Note 5.

[10]	Total return based on U.S. Treasury Note + financing at a 0.40% fixed rate.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset Backed Securities	$—	$6,508,344	$—	$99,755	$6,608,099
Collateralized Mortgage Obligations	—	4,605,694	—	—	4,605,694
Corporate Bonds	―	6,036,629	―	103,704	6,140,333
Exchange-Traded Funds	977,576	—	—	—	977,576
Foreign Government Bonds	—	532,625	—	—	532,625
Interest Rate Swap Agreements	—	—	102,241	—	102,241
Mutual Funds	12,059,599	—	—	—	12,059,599
Options Purchased	29,110	—	—	20,668	49,778
Preferred Stocks	—	268,151	—	—	268,151
Senior Fixed Rate Interests	—	128,204	—	—	128,204
Senior Floating Rate Interests	—	3,791,245	—	—	3,791,245
Short Term Investments	979,042	—	—	—	979,042
Total	$14,045,327	$21,870,892	$102,241	$224,127	$36,242,587

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Interest Rate Swap Agreements	$—	$—	$32,202	$—	$32,202
Options Written	10,268	—	—	—	10,268
Total	$10,268	$—	$32,202	$—	$42,470

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 64.6%
SPDR S&P 500 ETF Trust	43,046	$8,848,536
Vanguard S&P 500 ETF	44,287	8,350,757
iShares Core U.S. Aggregate Bond ETF	75,304	8,346,695
iShares iBoxx $ Investment Grade Corporate Bond ETF	36,689	4,359,387
iShares Core S&P Mid-Capital ETF	20,956	3,021,646
iShares MSCI EAFE ETF	38,211	2,182,994
iShares Core S&P 500 ETF	2	413
Total Exchange-Traded Funds
(Cost $28,289,731)		35,110,428

MUTUAL FUNDS† - 32.1%
Guggenheim Variable Insurance Strategy Fund III[1]	434,524	10,724,056
Guggenheim Strategy Fund III[1]	147,906	3,648,851
Guggenheim Strategy Fund II1	66,508	1,642,089
Guggenheim Strategy Fund I1	57,475	1,425,957
Total Mutual Funds
(Cost $17,624,212)		17,440,953

SHORT TERM INVESTMENTS† - 2.0%
Dreyfus Treasury Prime Cash Management Fund Institutional Shares 0.18%[2]	1,093,522	1,093,522
Total Short Term Investments
(Cost $1,093,522)		1,093,522
Total Investments - 98.7%
(Cost $47,007,465)		$53,644,903
Other Assets & Liabilities, net - 1.3%		681,690
Total Net Assets - 100.0%		$54,326,593

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $6,419,540)	79	$130,228
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,588,375)	35	123,679
June 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,217,800)	20	80,541
June 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $432,300)	3	4,735
June 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $89,505)	1	3,792
June 2016 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $84,025)	1	805
June 2016 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $121,175)	1	(378)
June 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $193,400)	2	(938)
April 2016 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $198,896)	4	(2,695)
(Total Aggregate Value of Contracts $13,345,016)		$339,769

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $111,275)	1	$(46)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2016 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $3,938,063)	18	$113
June 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $8,086,156)	62	(12,699)
(Total Aggregate Value of Contracts $12,024,219)		$(12,586)

EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $199,351)	2	$2,508
June 2016 DAX Index Futures Contracts†† (Aggregate Value of Contracts $283,567)	1	831
June 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $87,568)	1	(409)
April 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $133,864)	1	(1,041)
(Total Aggregate Value of Contracts $704,350)		$1,889

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$343,780	$—	$3,339	$—	$347,119
Exchange-Traded Funds	35,110,428	—	—	—	—	35,110,428
Interest Rate Futures Contracts	—	113	—	—	—	113
Mutual Funds	17,440,953	—	—	—	—	17,440,953
Short Term Investments	1,093,522	—	—	—	—	1,093,522
Total	$53,644,903	$343,893	$—	$3,339	$—	$53,992,135

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$46	$—	$—	$—	$46
Equity Futures Contracts	—	—	—	5,461	—	5,461
Interest Rate Futures Contracts	—	12,699	—	—	—	12,699
Total	$—	$12,745	$—	$5,461	$—	$18,206

* Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 97.4%
Financial - 25.9%
JPMorgan Chase & Co.	59,300	$3,511,746
Citigroup, Inc.	61,700	2,575,975
American International Group, Inc.	42,202	2,281,018
Wells Fargo & Co.	46,013	2,225,189
Zions Bancorporation	87,700	2,123,217
Allstate Corp.	20,950	1,411,402
MasterCard, Inc. — Class A	11,100	1,048,950
Assured Guaranty Ltd.	36,540	924,462
BB&T Corp.	24,850	826,759
Alleghany Corp.*	1,560	774,072
Hanover Insurance Group, Inc.	8,041	725,459
CubeSmart	21,660	721,278
PNC Financial Services Group, Inc.	7,890	667,257
Bank of America Corp.	48,810	659,911
Camden Property Trust	7,700	647,494
FirstMerit Corp.	29,037	611,229
Endurance Specialty Holdings Ltd.	9,330	609,622
Unum Group	19,317	597,282
KeyCorp	53,394	589,470
Corrections Corporation of America	17,990	576,580
Sun Communities, Inc.	7,930	567,867
Popular, Inc.	19,230	550,170
Apartment Investment & Management Co. — Class A	13,120	548,678
Synchrony Financial*	19,128	548,208
Simon Property Group, Inc.	2,530	525,456
Equity Residential	6,370	477,941
Wintrust Financial Corp.	10,710	474,881
Charles Schwab Corp.	16,720	468,494
Fulton Financial Corp.	32,670	437,125
Trustmark Corp.	17,760	409,013
Alexandria Real Estate Equities, Inc.	4,330	393,554
E*TRADE Financial Corp.*	15,900	389,391
Parkway Properties, Inc.	23,132	362,247
Prosperity Bancshares, Inc.	6,280	291,329
Lexington Realty Trust	24,950	214,570
Equity Commonwealth*	7,324	206,683
BancorpSouth, Inc.	6,957	148,254
Umpqua Holdings Corp.	6,720	106,579
Monogram Residential Trust, Inc.	10,091	99,497
Total Financial		31,328,309
Consumer, Non-cyclical - 16.8%
Johnson & Johnson	20,740	2,244,067
UnitedHealth Group, Inc.	13,980	1,802,021
MEDNAX, Inc.*	23,869	1,542,415
Bunge Ltd.	25,850	1,464,920
Hershey Co.	14,460	1,331,621
Quest Diagnostics, Inc.	18,020	1,287,529
Pfizer, Inc.	39,750	1,178,190
Sanderson Farms, Inc.	12,974	1,169,995
Medtronic plc	12,720	954,000
Zimmer Biomet Holdings, Inc.	8,320	887,161
HCA Holdings, Inc.*	10,561	824,286
Philip Morris International, Inc.	6,162	604,553
Henry Schein, Inc.*	3,050	526,522
Mondelez International, Inc. — Class A	12,662	507,999
United Rentals, Inc.*	7,672	477,122
Emergent BioSolutions, Inc.*	10,730	390,036
Navigant Consulting, Inc.*	23,890	377,700
ICF International, Inc.*	10,850	372,915
Darling Ingredients, Inc.*	25,680	338,206
HealthSouth Corp.	8,880	334,154
Premier, Inc. — Class A*	9,350	311,916
Patterson Companies, Inc.	4,620	214,969
Kindred Healthcare, Inc.	17,345	214,211
WEX, Inc.*	2,509	209,150
Ingredion, Inc.	1,550	165,525
Surgical Care Affiliates, Inc.*	3,164	146,430
Universal Corp.	2,560	145,434
Community Health Systems, Inc.*	6,305	116,706
FTI Consulting, Inc.*	3,050	108,306
Everi Holdings, Inc.*	15,530	35,564
Total Consumer, Non-cyclical		20,283,623
Industrial - 12.4%
Republic Services, Inc. — Class A	69,780	3,325,016
FLIR Systems, Inc.	44,270	1,458,697
Huntington Ingalls Industries, Inc.	10,293	1,409,523
General Electric Co.	39,991	1,271,314
CH Robinson Worldwide, Inc.	11,710	869,233
Sonoco Products Co.	15,035	730,250
TE Connectivity Ltd.	10,262	635,423
Gentex Corp.	30,467	478,028
WestRock Co.	11,936	465,862
Knight Transportation, Inc.	15,970	417,616
Eaton Corporation plc	6,518	407,766
Honeywell International, Inc.	3,573	400,355
CSX Corp.	15,312	394,284
Ryder System, Inc.	5,960	386,089
Owens Corning	8,080	382,022
Jabil Circuit, Inc.	18,361	353,816
Werner Enterprises, Inc.	11,820	321,031
Scorpio Tankers, Inc.	50,155	292,404
Kirby Corp.*	3,738	225,364
Colfax Corp.*	7,623	217,942
Harris Corp.	2,700	210,222
ITT Corp.	5,626	207,543
Terex Corp.	3,622	90,115
Total Industrial		14,949,915
Utilities - 9.1%
Edison International	29,570	2,125,786
Ameren Corp.	28,700	1,437,870
Public Service Enterprise Group, Inc.	28,040	1,321,806
OGE Energy Corp.	45,730	1,309,250
Pinnacle West Capital Corp.	10,871	816,086
Great Plains Energy, Inc.	23,392	754,392
Westar Energy, Inc.	10,929	542,188
Exelon Corp.	14,670	526,066

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 97.4% (continued)
Utilities - 9.1% (continued)
Black Hills Corp.	8,511	$511,766
Avista Corp.	10,450	426,151
UGI Corp.	10,430	420,225
Portland General Electric Co.	10,130	400,034
Duke Energy Corp.	4,420	356,606
Total Utilities		10,948,226
Consumer, Cyclical - 8.2%
CVS Health Corp.	16,820	1,744,739
Lear Corp.	12,290	1,366,279
J.C. Penney Company, Inc.*	102,830	1,137,300
Wal-Mart Stores, Inc.	11,320	775,307
Target Corp.	9,280	763,558
Goodyear Tire & Rubber Co.	18,331	604,556
Visteon Corp.	5,790	460,826
Caleres, Inc.	15,523	439,146
PVH Corp.	4,020	398,221
UniFirst Corp.	3,490	380,829
Essendant, Inc.	11,300	360,809
AutoNation, Inc.*	5,583	260,614
WESCO International, Inc.*	4,482	245,031
iRobot Corp.*	6,849	241,770
Tenneco, Inc.*	4,669	240,500
CalAtlantic Group, Inc.	6,304	210,680
Sonic Automotive, Inc. — Class A	6,550	121,044
La-Z-Boy, Inc.	4,370	116,854
Total Consumer, Cyclical		9,868,063
Technology - 7.9%
IXYS Corp.	150,774	1,691,684
Intel Corp.	42,340	1,369,699
QUALCOMM, Inc.	23,315	1,192,329
CSRA, Inc.	38,756	1,042,536
Lam Research Corp.	11,260	930,075
Applied Materials, Inc.	39,604	838,813
Microsoft Corp.	12,750	704,183
Maxwell Technologies, Inc.*	67,170	398,990
Texas Instruments, Inc.	6,390	366,914
Cree, Inc.*	10,930	318,063
Super Micro Computer, Inc.*	8,920	303,994
ManTech International Corp. — Class A	4,110	131,479
Diebold, Inc.	3,929	113,587
MKS Instruments, Inc.	2,810	105,797
Total Technology		9,508,143
Energy - 7.2%
Chevron Corp.	25,300	2,413,620
Exxon Mobil Corp.	22,960	1,919,226
Kinder Morgan, Inc.	74,160	1,324,498
Marathon Oil Corp.	102,670	1,143,744
Hess Corp.	12,900	679,185
Rowan Companies plc — Class A	31,340	504,574
Whiting Petroleum Corp.*	58,110	463,718
Oasis Petroleum, Inc.*	33,680	245,190
Total Energy		8,693,755
Communications - 6.0%
Cisco Systems, Inc.	89,330	2,543,226
AT&T, Inc.	41,170	1,612,629
DigitalGlobe, Inc.*	63,157	1,092,616
Scripps Networks Interactive, Inc. — Class A	16,102	1,054,681
Finisar Corp.*	27,730	505,795
Yahoo!, Inc.*	11,020	405,646
Total Communications		7,214,593
Basic Materials - 3.9%
Dow Chemical Co.	36,204	1,841,336
Reliance Steel & Aluminum Co.	21,880	1,513,877
Olin Corp.	35,774	621,394
Freeport-McMoRan, Inc.	27,962	289,127
Landec Corp.*	24,660	258,930
Stillwater Mining Co.*	15,724	167,461
Total Basic Materials		4,692,125
Total Common Stocks
(Cost $103,365,754)		117,486,752

SHORT TERM INVESTMENTS† - 2.6%
Dreyfus Treasury Prime Cash Management Fund Institutional Shares 0.18%[1]	3,133,400	3,133,400
Total Short Term Investments
(Cost $3,133,400)		3,133,400
Total Investments - 100.0%
(Cost $106,499,154)		$120,620,152
Other Assets & Liabilities, net - 0.0%		43,622
Total Net Assets - 100.0%		$120,663,774

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$117,486,752	$—	$—	$117,486,752
Short Term Investments	3,133,400	—	—	3,133,400
Total	$120,620,152	$—	$—	$120,620,152

For the period ended March 31, 2016, there were no transfers between levels.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 0.1%
Communications - 0.1%
Cengage Learning Acquisitions, Inc.*,††	2,107	$39,242
Aimia, Inc.	5	33
Total Communications		39,275
Energy - 0.0%
Stallion Oilfield Holdings Ltd.*,††	19,265	6,743
Diversified - 0.0%
Leucadia National Corp.	247	3,994
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	24	201
MEDIQ, Inc.*,†††	92	-
Total Consumer, Non-cyclical		201
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1	1,470,315	113
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	49
Chorus Aviation, Inc.	3	15
Total Consumer, Cyclical		64
Financial - 0.0%
Adelphia Recovery Trust*,†††	5,270	1
Total Common Stocks
(Cost $1,008,375)		50,391

PREFERRED STOCKS†† - 0.1%
Industrial - 0.1%
U.S. Shipping Corp.*,1	24,529	45,992
Total Preferred Stocks
(Cost $625,000)		45,992

EXCHANGE-TRADED FUNDS† - 0.7%
SPDR Barclays High Yield Bond ETF	15,000	513,750
Total Exchange-Traded Funds
(Cost $518,009)		513,750

SHORT TERM INVESTMENTS† - 1.1%
Dreyfus Treasury Prime Cash Management Fund Institutional Shares 0.18%[2]	783,081	783,081
Total Short Term Investments
(Cost $783,081)		783,081

	Face Amount[9]
CORPORATE BONDS†† -79.1%
Communications - 14.1%
T-Mobile USA, Inc.
6.50% due 01/15/26	$650,000	675,188
6.00% due 04/15/24	450,000	455,625
Sprint Communications, Inc.
9.00% due 11/15/18[3,4]	650,000	680,874
7.00% due 03/01/20[4]	350,000	350,000
6.00% due 11/15/22	100,000	73,125
DISH DBS Corp.
5.88% due 11/15/24	850,000	779,875
5.88% due 07/15/22	200,000	189,500
Neptune Finco Corp.
6.63% due 10/15/25[3,4]	750,000	810,862
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	650,000	705,250
TIBCO Software, Inc.
11.38% due 12/01/21[4]	750,000	656,250
CSC Holdings LLC
5.25% due 06/01/24	450,000	401,063
6.75% due 11/15/21	200,000	205,400
Interoute Finco plc
7.38% due 10/15/20	EUR 450,000	555,556
Numericable-SFR S.A.
6.00% due 05/15/22[4]	500,000	487,500
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25	450,000	439,875
MDC Partners, Inc.
6.50% due 05/01/24[4]	400,000	408,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24	350,000	366,625
UPCB Finance IV Ltd.
5.38% due 01/15/25[4]	300,000	303,750
CenturyLink, Inc.
5.63% due 04/01/25	300,000	268,500
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[4]	250,000	258,750
Discovery Communications LLC
4.90% due 03/11/26	250,000	257,756
Sprint Corp.
7.88% due 09/15/23	250,000	191,198
7.63% due 02/15/25	50,000	37,125
Avaya, Inc.
7.00% due 04/01/19[4]	300,000	202,500
Level 3 Financing, Inc.
5.25% due 03/15/26	200,000	201,500
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[4]	CAD 150,000	111,464
Cogent Communications Group, Inc.
5.38% due 03/01/22[4]	100,000	98,250
Total Communications		10,171,861
Consumer, Non-cyclical - 11.6%
Vector Group Ltd.
7.75% due 02/15/21	1,150,000	1,207,500
ADT Corp.
6.25% due 10/15/21[3]	950,000	954,750
3.50% due 07/15/22	115,000	99,475
Opal Acquisition, Inc.
8.88% due 12/15/21[4]	1,250,000	871,875
Tenet Healthcare Corp.
4.13% due 06/15/20[4,5]	800,000	794,000
Bumble Bee Holdco SCA
9.62% due 03/15/18[4]	784,000	772,240

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount[9]	Value
CORPORATE BONDS†† - 79.1% (continued)
Consumer, Non-cyclical - 11.6% (continued)
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[4]	$650,000	$604,500
HCA, Inc.
5.88% due 02/15/26	350,000	360,500
5.25% due 06/15/26	200,000	205,000
WEX, Inc.
4.75% due 02/01/23[4]	550,000	484,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[4]	450,000	430,875
US Foods, Inc.
8.50% due 06/30/19	400,000	411,000
Central Garden & Pet Co.
6.13% due 11/15/23	350,000	364,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	350,000	350,875
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[4]	250,000	264,375
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.37% due 08/01/23[4]	175,000	179,690
Total Consumer, Non-cyclical		8,354,655
Financial - 9.8%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[4]	805,000	696,324
7.50% due 04/15/21[4]	400,000	344,000
Kennedy-Wilson, Inc.
5.87% due 04/01/24[3]	920,000	899,300
Citigroup, Inc.
6.30% due 12/29/49[5,6]	650,000	624,314
5.95% due 12/31/49[5,6]	150,000	144,375
Lincoln Finance Ltd.
6.87% due 04/15/21	EUR 600,000	710,019
National Financial Partners Corp.
9.00% due 07/15/21[4]	600,000	576,000
GEO Group, Inc.
5.88% due 01/15/22	450,000	455,625
Wilton Re Finance LLC
5.87% due 03/30/33[4,5]	400,000	434,372
NewStar Financial, Inc.
7.25% due 05/01/20[3]	400,000	360,000
EPR Properties
5.75% due 08/15/22	300,000	323,446
Lock AS
7.00% due 08/15/21	EUR 250,000	300,108
Compass Bank
3.88% due 04/10/25	300,000	281,374
Greystar Real Estate Partners LLC
8.25% due 12/01/22[4]	250,000	258,125
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[4]	300,000	255,750
Hospitality Properties Trust
4.50% due 03/15/25	250,000	240,409
HUB International Ltd.
9.25% due 02/15/21[4]	100,000	103,750
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	50,000	48,625
Total Financial		7,055,916
Energy - 9.5%
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[4]	1,150,000	1,116,938
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	550,000	538,312
5.63% due 04/15/23	400,000	380,000
5.63% due 02/01/21	150,000	144,188
CONSOL Energy, Inc.
8.00% due 04/01/23	650,000	485,680
5.88% due 04/15/22	450,000	324,279
Antero Resources Corp.
5.63% due 06/01/23	350,000	322,000
5.13% due 12/01/22	256,000	232,320
5.38% due 11/01/21	100,000	92,500
Keane Group Holdings LLC
8.50% due 08/08/19†††,1	629,687	429,762
Comstock Resources, Inc.
10.00% due 03/15/20[4]	775,000	381,687
Unit Corp.
6.63% due 05/15/21	700,000	351,749
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	350,000	176,531
6.38% due 06/15/23	350,000	161,000
Gibson Energy, Inc.
6.75% due 07/15/21[4]	289,000	265,880
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[1]	775,000	120,125
7.75% due 01/15/21[1]	825,000	119,625
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	625,000	118,750
8.00% due 12/01/20	505,000	97,213
FTS International, Inc.
8.13% due 06/15/20[4,5]	250,000	168,622
6.25% due 05/01/22	350,000	38,500
QEP Resources, Inc.
6.88% due 03/01/21	200,000	183,500
SandRidge Energy, Inc.
8.75% due 06/01/20[4]	675,000	163,688
Whiting Petroleum Corp.
5.75% due 03/15/21	200,000	133,000

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount[9]	Value
CORPORATE BONDS†† - 79.1% (continued)
Energy - 9.5% (continued)
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	$750,000	$75,000
8.62% due 10/15/20	250,000	25,000
TerraForm Power Operating LLC
6.13% due 06/15/25[3,4]	125,000	97,500
DCP Midstream LLC
5.35% due 03/15/20[4]	50,000	43,027
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[7,8]	173,733	25,278
Ultra Petroleum Corp.
5.75% due 12/15/18	100,000	7,000
SemGroup, LP
8.75% due 11/15/15†††,1	1,700,000	2
Total Energy		6,818,656
Technology - 9.0%
First Data Corp.
5.75% due 01/15/24[4]	850,000	849,915
5.00% due 01/15/24[4]	300,000	300,375
7.00% due 12/01/23[4]	150,000	151,500
Infor US, Inc.
6.50% due 05/15/22[3]	950,000	864,500
5.75% due 08/15/20[4]	300,000	309,000
Epicor Software
9.24% due 06/21/23†††	1,150,000	1,052,825
Open Text Corp.
5.63% due 01/15/23[4]	900,000	917,999
NCR Corp.
6.38% due 12/15/23	400,000	412,000
5.88% due 12/15/21	400,000	409,000
Micron Technology, Inc.
5.25% due 08/01/23[4]	675,000	551,813
Aspect Software, Inc.
10.63% due 05/15/17†††,1,7	675,000	270,000
Microsoft Corp.
4.20% due 11/03/35	200,000	214,378
Applied Materials, Inc.
3.90% due 10/01/25	200,000	212,171
Total Technology		6,515,476
Industrial - 8.8%
Novelis, Inc.
8.75% due 12/15/20	700,000	706,510
8.38% due 12/15/17	350,000	355,950
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.13% due 04/15/19	600,000	610,500
6.88% due 02/15/21	100,000	103,500
BMBG Bond Finance SCA
4.86% due 10/15/20[4,5]	EUR 500,000	568,925
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[4]	550,000	525,250
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22	500,000	516,250
CEVA Group plc
7.00% due 03/01/21[4]	625,000	498,438
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.88% due 08/15/19	400,000	414,000
Amsted Industries, Inc.
5.38% due 09/15/24[4]	400,000	384,500
LMI Aerospace, Inc.
7.38% due 07/15/19	350,000	329,000
Anixter, Inc.
5.50% due 03/01/23[4]	300,000	303,750
Standard Industries, Inc.
5.50% due 02/15/23[4]	250,000	255,625
Moto Finance plc
6.37% due 09/01/20	GBP 150,000	219,820
GCP Applied Technologies, Inc.
9.50% due 02/01/23[4]	200,000	217,000
CNH Industrial Capital LLC
4.88% due 04/01/21	200,000	199,250
Coveris Holdings S.A.
7.88% due 11/01/19[4]	200,000	179,000
Total Industrial		6,387,268
Consumer, Cyclical - 7.9%
WMG Acquisition Corp.
6.75% due 04/15/22[4]	1,250,000	1,237,500
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23	600,000	526,500
6.75% due 01/15/22	300,000	266,250
6.50% due 05/01/21	150,000	133,125
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4]	750,000	706,875
Nathan’s Famous, Inc.
10.00% due 03/15/20[4]	400,000	421,000
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20	350,000	361,375
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24	350,000	337,750
Wyndham Worldwide Corp.
5.10% due 10/01/25	300,000	315,207
Lennar Corp.
4.75% due 04/01/21	300,000	303,750
Hyatt Hotels Corp.
4.85% due 03/15/26	250,000	260,866
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[4]	200,000	200,500

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount[9]	Value
CORPORATE BONDS†† - 79.1% (continued)
Consumer, Cyclical - 7.9% (continued)
Interval Acquisition Corp.
5.63% due 04/15/23	$200,000	$200,500
Group 1 Automotive, Inc.
5.25% due 12/15/23[4]	200,000	197,500
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	150,000	160,875
L Brands, Inc.
6.88% due 11/01/35	100,000	108,520
Total Consumer, Cyclical		5,738,093
Utilities - 4.5%
AES Corp.
5.50% due 03/15/24	600,000	586,500
4.88% due 05/15/23	250,000	240,625
3.64% due 06/01/19[5]	200,000	193,000
Elwood Energy LLC
8.16% due 07/05/26[1]	943,000	1,013,725
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	900,000	837,000
Terraform Global Operating LLC
9.75% due 08/15/22[4]	550,000	412,500
Total Utilities		3,283,350
Basic Materials - 2.8%
Eldorado Gold Corp.
6.13% due 12/15/20[3,4]	815,000	743,687
TPC Group, Inc.
8.75% due 12/15/20[4]	760,000	532,000
Yamana Gold, Inc.
4.95% due 07/15/24	300,000	253,500
Constellium N.V.
7.88% due 04/01/21[4]	250,000	249,783
Cascades, Inc.
5.75% due 07/15/23[4]	150,000	141,563
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1,10	372,398	96,823
1.00% due 09/10/44†††,1,10	7,799	–
Total Basic Materials		2,017,356
Diversified - 1.1%
HRG Group, Inc.
7.88% due 07/15/19	748,000	788,841
Total Corporate Bonds
(Cost $65,557,795)		57,131,472

SENIOR FLOATING RATE INTERESTS†† -21.5%
Industrial - 5.2%
Flakt Woods
2.63% due 03/20/17†††,1	EUR 1,566,523	1,765,553
SIRVA Worldwide, Inc.
7.50% due 03/27/19[1]	569,476	538,155
Mitchell International, Inc.
8.50% due 10/11/21	467,000	409,793
Hardware Holdings LLC
6.75% due 03/30/20†††,1	345,625	336,984
Mast Global
7.75% due 09/12/19†††,1	325,220	321,448
LSF9 Cypress Holdings LLC
7.25% due 10/09/22	149,625	141,646
CEVA Logistics US Holdings
6.50% due 03/19/21	90,705	74,530
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21	65,761	54,034
NANA Development Corp.
8.00% due 03/15/18[1]	60,000	52,500
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21	63,633	52,285
CEVA Logistics Canada, ULC
6.50% due 03/19/21	11,338	9,316
Total Industrial		3,756,244
Technology - 4.1%
Sparta Holding Corp.
6.50% due 07/28/20†††	668,540	663,721
Solera LLC
5.75% due 03/03/23	500,000	499,020
Greenway Medical Technologies
9.25% due 11/04/21[1]	500,000	385,000
Avaya, Inc.
6.50% due 03/30/18	418,541	306,581
Verisure Cayman 2
5.25% due 10/10/22	EUR 250,000	284,784
Aspect Software, Inc.
9.50% due 09/30/16	250,875	248,366
Flexera Software LLC
8.00% due 04/02/21	250,000	231,250
Advanced Computer Software
10.50% due 01/31/23	200,000	183,500
TIBCO Software, Inc.
6.50% due 12/04/20	199,496	178,848
Total Technology		2,981,070
Consumer, Non-cyclical - 3.9%
AdvancePierre Foods, Inc.
9.50% due 10/10/17	709,000	703,094
IHC Holding Corp.
7.00% due 04/30/21†††,1	547,250	533,733
NES Global Talent
6.50% due 10/03/19	588,725	529,853
Reddy Ice Holdings, Inc.
10.75% due 10/01/19[1]	530,000	349,800
CTI Foods Holding Co. LLC
8.25% due 06/28/21	300,000	271,500
Americold Realty Operating Partnership, LP
6.50% due 12/01/22	224,438	223,876
American Seafoods
6.00% due 08/19/21[1]	197,500	191,575
Total Consumer, Non-cyclical		2,803,431
Consumer, Cyclical - 3.2%
Mavis Tire
6.25% due 11/02/20†††,1	497,500	486,704

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Face Amount[9]	Value
SENIOR FLOATING RATE INTERESTS†† - 21.5% (continued)
Consumer, Cyclical - 3.2% (continued)
BBB Industries, LLC
4.43% due 11/04/19[1]	$509,286	$458,413
PETCO Animal Supplies, Inc.
5.75% due 01/26/23	350,000	349,465
5.62% due 01/26/23	100,000	99,850
Belk, Inc.
5.75% due 12/12/22	450,000	396,752
Navistar, Inc.
6.50% due 08/07/20	249,375	226,931
Sears Holdings Corp.
5.50% due 06/30/18	197,975	188,076
Advantage Sales & Marketing LLC
3.39% due 07/25/19[1]	90,000	82,308
Total Consumer, Cyclical		2,288,499
Financial - 2.3%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20[1]	935,455	464,611
York Risk Services
4.75% due 10/01/21	376,190	319,292
Safe-Guard
6.25% due 08/19/21	288,083	282,322
Expert Global Solutions
8.50% due 04/03/18	271,984	266,544
Trademonster
7.25% due 08/29/19†††,1	197,000	196,015
LPL Financial Holdings, Inc.
4.75% due 11/21/22	125,000	122,500
Total Financial		1,651,284
Communications - 2.0%
Cartrawler
4.25% due 04/29/21[1]	EUR 550,000	607,043
Anaren, Inc.
9.25% due 08/18/21[1]	500,000	455,835
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	399,881	397,598
Total Communications		1,460,476
Utilities - 0.5%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22	399,000	375,060
Basic Materials - 0.3%
Platform Specialty Products
5.50% due 06/07/20	184,750	178,262
Energy - 0.0%
FTS International
5.75% due 04/16/21	198,182	23,286
Total Senior Floating Rate Interests
(Cost $17,422,126)		15,517,612

SENIOR FIXED RATE INTERESTS†† -1.0%
Financial - 1.0%
Magic Newco, LLC
12.00% due 06/12/19	700,000	717,941
Total Senior Fixed Rate Interests
(Cost $754,144)		717,941

ASSET-BACKED SECURITIES†† -0.3%
Collateralized Debt Obligations - 0.3%
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/46[4,5]	209,815	200,729
Total Asset-Backed Securities
(Cost $200,634)		200,729
Total Investments - 103.9%
(Cost $86,869,164)		$74,960,968
Other Assets & Liabilities, net - (3.9)%		(2,791,170)
Total Net Assets - 100.0%		$72,169,798

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at March 31, 2016	Net Unrealized Appreciation/ Depreciation
BNY Mellon	302,000	EUR	04/11/16	$(335,774)	$343,726	$7,952
BNY Mellon	(147,000)	CAD	04/11/16	110,362	113,209	(2,847)
BNY Mellon	(756,000)	GBP	04/11/16	1,074,480	1,085,920	(11,439)
BNY Mellon	(4,553,000)	EUR	04/11/16	5,022,913	5,182,067	(159,154)
						$(165,488)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $27,738,897(cost $30,507,626), or 38.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Variable rate security. Rate indicated is rate effective at March 31, 2016.
[6]	Perpetual maturity.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

[7]	Security is in default of interest and/or principal obligations.
[8]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $25,278 (cost $111,437), or 0.04% of total net assets.

[9]	The face amount is denominated in U.S. Dollars unless otherwise noted.
[10]	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$—	$200,729	$—	$—	$200,729
Common Stocks	4,292	—	45,985	—	114	50,391
Corporate Bonds	—	—	55,282,060	—	1,849,412	57,131,472
Forward Foreign Currency Exchange Contracts	—	—	—	7,952	—	7,952
Exchange-Traded Funds	513,750	—	—	—	—	513,750
Preferred Stocks	—	—	45,992	—		45,992
Senior Fixed Rate Interests	—	—	717,941	—	—	717,941
Senior Floating Rate Interests	—	—	11,213,454	—	4,304,158	15,517,612
Short Term Investments	783,081	—	—	—	—	783,081
Total	$1,301,123	$—	$67,506,161	$7,952	$6,153,684	$74,968,920

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Currency Contracts	$—	$—	$—	$173,440	$—	$173,440

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 34.9%
CubeSmart	87,270	$2,906,091
Berkshire Hills Bancorp, Inc.	81,458	2,190,406
Apartment Investment & Management Co. — Class A	50,980	2,131,983
Navigators Group, Inc.*	24,479	2,053,054
Camden Property Trust	21,480	1,806,253
Sun Communities, Inc.	24,476	1,752,726
Hanover Insurance Group, Inc.	17,454	1,574,700
Zions Bancorporation	57,886	1,401,419
Cathay General Bancorp	46,690	1,322,728
Fulton Financial Corp.	98,360	1,316,057
Trustmark Corp.	57,015	1,313,055
Endurance Specialty Holdings Ltd.	20,022	1,308,238
1st Source Corp.	40,154	1,278,504
Corrections Corporation of America	39,770	1,274,629
Argo Group International Holdings Ltd.	20,544	1,179,020
Wintrust Financial Corp.	23,644	1,048,375
BancorpSouth, Inc.	41,745	889,586
Horace Mann Educators Corp.	27,610	874,961
Parkway Properties, Inc.	43,310	678,234
Hanmi Financial Corp.	30,083	662,428
TriCo Bancshares	26,062	659,890
Prosperity Bancshares, Inc.	14,060	652,243
Lexington Realty Trust	54,490	468,614
Equity Commonwealth*	15,917	449,178
Umpqua Holdings Corp.	14,860	235,680
Monogram Residential Trust, Inc.	21,996	216,881
Total Financial		31,644,933
Consumer, Non-cyclical - 13.9%
Emergent BioSolutions, Inc.*	68,499	2,489,939
Invacare Corp.	79,613	1,048,503
Sanderson Farms, Inc.	9,633	868,704
Navigant Consulting, Inc.*	54,420	860,380
Darling Ingredients, Inc.*	64,274	846,489
Surgical Care Affiliates, Inc.*	15,206	703,734
ICU Medical, Inc.*	6,439	670,300
Premier, Inc. — Class A*	19,870	662,863
HealthSouth Corp.	14,520	546,388
Kindred Healthcare, Inc.	38,390	474,117
Patterson Companies, Inc.	10,180	473,675
Carriage Services, Inc. — Class A	21,530	465,263
WEX, Inc.*	5,442	453,645
FTI Consulting, Inc.*	12,341	438,229
Everi Holdings, Inc.*	184,618	422,775
United Rentals, Inc.*	5,718	355,602
Universal Corp.	5,760	327,226
Community Health Systems, Inc.*	13,830	255,993
ICF International, Inc.*	6,844	235,228
Total Consumer, Non-cyclical		12,599,053
Industrial - 13.6%
FLIR Systems, Inc.	67,930	2,238,294
Marten Transport Ltd.	56,948	1,066,066
Benchmark Electronics, Inc.*	43,640	1,005,902
Knight Transportation, Inc.	35,353	924,481
Oshkosh Corp.	22,152	905,352
Ryder System, Inc.	13,079	847,258
Argan, Inc.	20,620	724,999
Werner Enterprises, Inc.	26,410	717,296
Scorpio Tankers, Inc.	113,782	663,348
Gentex Corp.	39,973	627,176
Kirby Corp.*	8,233	496,368
Celadon Group, Inc.	46,419	486,471
Colfax Corp.*	16,173	462,386
ITT Corp.	12,287	453,267
LMI Aerospace, Inc.*	43,370	369,079
Terex Corp.	9,085	226,035
Rand Logistics, Inc.*	119,809	113,819
Total Industrial		12,327,597
Consumer, Cyclical - 10.5%
International Speedway Corp. — Class A	41,593	1,535,198
J.C. Penney Company, Inc.*	123,894	1,370,268
Century Communities, Inc.*	51,190	873,813
Essendant, Inc.	23,879	762,455
La-Z-Boy, Inc.	28,430	760,218
UniFirst Corp.	6,430	701,642
Tuesday Morning Corp.*	71,560	585,361
ScanSource, Inc.*	13,620	549,976
WESCO International, Inc.*	9,509	519,857
CalAtlantic Group, Inc.	13,929	465,507
Caleres, Inc.	16,340	462,259
Unifi, Inc.*	16,961	388,577
Sonic Automotive, Inc. — Class A	15,180	280,526
Tenneco, Inc.*	5,044	259,816
Total Consumer, Cyclical		9,515,473
Technology - 9.5%
Silicon Graphics International Corp.*	201,170	1,432,330
Maxwell Technologies, Inc.*	236,983	1,407,678
ManTech International Corp. — Class A	38,341	1,226,529
Mercury Systems, Inc.*	43,730	887,719
IXYS Corp.	74,091	831,301
Cree, Inc.*	24,127	702,096
Super Micro Computer, Inc.*	19,620	668,650
Brooks Automation, Inc.	56,730	589,992
Photronics, Inc.*	41,872	435,888
Diebold, Inc.	8,554	247,296
MKS Instruments, Inc.	6,100	229,665
Total Technology		8,659,144
Utilities - 8.8%
Laclede Group, Inc.	38,435	2,603,971
Black Hills Corp.	29,970	1,802,097
Avista Corp.	38,357	1,564,198
Portland General Electric Co.	38,360	1,514,836
ALLETE, Inc.	9,160	513,601
Total Utilities		7,998,703
Basic Materials - 3.8%
Calgon Carbon Corp.	68,750	963,876
Reliance Steel & Aluminum Co.	11,980	828,896
Stillwater Mining Co.*	41,324	440,101
Olin Corp.	24,301	422,108

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Basic Materials - 3.8% (continued)
Landec Corp.*	37,554	$394,317
Luxfer Holdings plc ADR	35,340	374,957
Total Basic Materials		3,424,255
Communications - 2.6%
DigitalGlobe, Inc.*	73,377	1,269,422
Finisar Corp.*	61,559	1,122,836
Total Communications		2,392,258
Energy - 1.4%
Rowan Companies plc — Class A	37,020	596,022
Oasis Petroleum, Inc.*	75,270	547,966
Sanchez Energy Corp.*	28,480	156,355
Total Energy		1,300,343
Total Common Stocks
(Cost $82,999,594)		89,861,759

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. due *,1	116,667	238
Total Convertible Preferred Stocks
(Cost $111,410)		238

SHORT TERM INVESTMENTS† - 0.7%
Dreyfus Treasury Prime Cash Management Fund Institutional Shares 0.18%[2]	642,959	642,959
Total Short Term Investments
(Cost $642,959)		642,959
Total Investments - 99.7%
(Cost $83,753,963)		$90,504,956
Other Assets & Liabilities, net - 0.3%		233,813
Total Net Assets - 100.0%		$90,738,769

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of March 31, 2016.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$89,861,759	$—	$—	$89,861,759
Preferred Stocks	—	—	238	238
Short Term Investments	642,959	—	—	642,959
Total	$90,504,718	$—	$238	$90,504,956

For the period ended March 31, 2016, there were no transfers between levels.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 95.1%
Financial - 27.6%
Alleghany Corp.*	8,224	$4,080,748
Hanover Insurance Group, Inc.	40,917	3,691,532
Zions Bancorporation	151,550	3,669,026
Camden Property Trust	41,740	3,509,917
CubeSmart	104,222	3,470,593
Corrections Corporation of America	99,724	3,196,154
FirstMerit Corp.	150,679	3,171,792
Popular, Inc.	106,130	3,036,379
Endurance Specialty Holdings Ltd.	42,537	2,779,368
Sun Communities, Inc.	37,800	2,706,858
Assured Guaranty Ltd.	100,285	2,537,211
Wintrust Financial Corp.	56,112	2,488,006
Apartment Investment & Management Co. — Class A	59,150	2,473,653
Fulton Financial Corp.	171,010	2,288,114
Trustmark Corp.	96,140	2,214,104
Alexandria Real Estate Equities, Inc.	22,088	2,007,578
E*TRADE Financial Corp.*	80,443	1,970,049
Parkway Properties, Inc.	103,916	1,627,325
Prosperity Bancshares, Inc.	31,960	1,482,624
Lexington Realty Trust	126,910	1,091,426
Equity Commonwealth*	37,529	1,059,068
Unum Group	32,831	1,015,135
KeyCorp	90,490	999,010
BancorpSouth, Inc.	35,734	761,492
Umpqua Holdings Corp.	35,090	556,527
Monogram Residential Trust, Inc.	51,692	509,683
Total Financial		58,393,372
Industrial - 15.8%
FLIR Systems, Inc.	171,230	5,642,029
Sonoco Products Co.	76,757	3,728,087
Gentex Corp.	159,905	2,508,909
Huntington Ingalls Industries, Inc.	17,708	2,424,934
Knight Transportation, Inc.	85,040	2,223,796
Oshkosh Corp.	52,299	2,137,460
Ryder System, Inc.	30,379	1,967,952
WestRock Co.	47,265	1,844,753
Werner Enterprises, Inc.	63,500	1,724,660
Owens Corning	33,480	1,582,934
Scorpio Tankers, Inc.	258,995	1,509,941
Owens-Illinois, Inc.*	82,275	1,313,109
Kirby Corp.*	19,105	1,151,840
Harris Corp.	14,000	1,090,040
Colfax Corp.*	37,322	1,067,036
ITT Corp.	28,354	1,045,979
Terex Corp.	20,693	514,842
Total Industrial		33,478,301
Consumer, Non-cyclical - 14.1%
MEDNAX, Inc.*	41,062	2,653,426
Bunge Ltd.	45,540	2,580,752
Quest Diagnostics, Inc.	30,582	2,185,084
Emergent BioSolutions, Inc.*	58,277	2,118,369
Sanderson Farms, Inc.	22,230	2,004,701
Darling Ingredients, Inc.*	149,293	1,966,189
Navigant Consulting, Inc.*	123,837	1,957,862
ICF International, Inc.*	54,561	1,875,262
HealthSouth Corp.	48,383	1,820,652
Surgical Care Affiliates, Inc.*	35,092	1,624,058
Premier, Inc. — Class A*	45,640	1,522,550
Kindred Healthcare, Inc.	89,599	1,106,548
Patterson Companies, Inc.	23,360	1,086,941
WEX, Inc.*	12,869	1,072,760
FTI Consulting, Inc.*	28,620	1,016,296
Ingredion, Inc.	7,850	838,302
United Rentals, Inc.*	13,120	815,933
Universal Corp.	13,560	770,344
Community Health Systems, Inc.*	32,467	600,964
Everi Holdings, Inc.*	81,530	186,704
Total Consumer, Non-cyclical		29,803,697
Utilities - 10.8%
Ameren Corp.	99,359	4,977,886
Pinnacle West Capital Corp.	56,277	4,224,714
Westar Energy, Inc.	57,892	2,872,022
Black Hills Corp.	43,981	2,644,578
Great Plains Energy, Inc.	81,816	2,638,566
Avista Corp.	55,740	2,273,077
Portland General Electric Co.	54,120	2,137,199
OGE Energy Corp.	42,540	1,217,920
Total Utilities		22,985,962
Consumer, Cyclical - 10.5%
J.C. Penney Company, Inc.*	282,079	3,119,794
DR Horton, Inc.	77,785	2,351,441
Visteon Corp.	28,580	2,274,682
Caleres, Inc.	77,371	2,188,826
PVH Corp.	20,541	2,034,791
Essendant, Inc.	59,390	1,896,323
UniFirst Corp.	14,810	1,616,067
iRobot Corp.*	34,936	1,233,241
WESCO International, Inc.*	21,944	1,199,678
CalAtlantic Group, Inc.	32,541	1,087,520
Goodyear Tire & Rubber Co.	31,936	1,053,249
Sonic Automotive, Inc. — Class A	35,400	654,192
Tenneco, Inc.*	11,643	599,731
La-Z-Boy, Inc.	22,080	590,419
AutoNation, Inc.*	9,609	448,548
Total Consumer, Cyclical		22,348,502
Technology - 6.3%
CSRA, Inc.	112,713	3,031,980
IXYS Corp.	259,668	2,913,475
Maxwell Technologies, Inc.*	412,010	2,447,340
Cree, Inc.*	56,710	1,650,261
Super Micro Computer, Inc.*	45,120	1,537,690
ManTech International Corp. — Class A	19,456	622,397
Diebold, Inc.	19,684	569,064
MKS Instruments, Inc.	14,180	533,877
Total Technology		13,306,084
Communications - 3.5%
DigitalGlobe, Inc.*	184,916	3,199,047
Finisar Corp.*	142,985	2,608,046

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 95.1% (continued)
Communications - 3.5% (continued)
Scripps Networks Interactive, Inc. — Class A	26,129	$1,711,450
Total Communications		7,518,543
Energy - 3.5%
Marathon Oil Corp.	170,230	1,896,362
Whiting Petroleum Corp.*	237,290	1,893,574
Rowan Companies plc — Class A	88,740	1,428,714
Oasis Petroleum, Inc.*	181,940	1,324,523
Sanchez Energy Corp.*	149,381	820,102
HydroGen Corp.*,†††,1	672,346	1
Total Energy		7,363,276
Basic Materials - 3.0%
Reliance Steel & Aluminum Co.	27,732	1,918,777
Stillwater Mining Co.*	95,864	1,020,952
Olin Corp.	58,671	1,019,115
Landec Corp.*	86,246	905,583
Calgon Carbon Corp.	63,950	896,579
Freeport-McMoRan, Inc.	48,933	505,967
Total Basic Materials		6,266,973
Total Common Stocks
(Cost $189,947,051)		201,464,710

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. due *,2	308,333	630
Total Convertible Preferred Stocks
(Cost $294,438)		630

SHORT TERM INVESTMENTS† - 4.3%
Dreyfus Treasury Prime Cash Management Fund Institutional Shares 0.18%[3]	9,203,666	9,203,666
Total Short Term Investments
(Cost $9,203,666)		9,203,666
Total Investments - 99.4%
(Cost $199,445,155)		$210,669,006
Other Assets & Liabilities, net - 0.6%		1,171,714
Total Net Assets - 100.0%		$211,840,720

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7 day yield as of March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$201,464,709	$—	$1	$201,464,710
Convertible Preferred Stocks	—	—	630	630
Short Term Investments	9,203,666	—	—	9,203,666
Total	$210,668,375	$—	$631	$210,669,006

For the period ended March 31, 2016, there were no transfers between levels.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 19.7%
Consumer, Non-cyclical - 8.3%
WellCare Health Plans, Inc.*	973	$90,245
United Natural Foods, Inc.*	2,211	89,103
HealthSouth Corp.	2,360	88,807
STERIS plc	1,182	83,981
Molina Healthcare, Inc.*	1,224	78,936
Vector Group Ltd.	3,180	72,631
Amsurg Corp. — Class A*	962	71,765
Cal-Maine Foods, Inc.	1,234	64,057
Prestige Brands Holdings, Inc.*	1,135	60,598
Dean Foods Co.	3,401	58,905
Deluxe Corp.	930	58,115
Ingles Markets, Inc. — Class A	1,422	53,325
Cardtronics, Inc.*	1,426	51,322
Neurocrine Biosciences, Inc.*	1,258	49,754
USANA Health Sciences, Inc.*	404	49,054
Central Garden & Pet Co. — Class A*	2,990	48,707
Impax Laboratories, Inc.*	1,519	48,638
Surgical Care Affiliates, Inc.*	1,000	46,280
Seaboard Corp.*	15	45,045
Cimpress N.V.*	494	44,801
Travelport Worldwide Ltd.	3,272	44,696
Incorporated Research Holdings, Inc. — Class A*	1,083	44,631
AMN Healthcare Services, Inc.*	1,225	41,173
Sotheby’s	1,534	41,004
AMAG Pharmaceuticals, Inc.*	1,650	38,609
Euronet Worldwide, Inc.*	503	37,277
Matthews International Corp. — Class A	699	35,978
Boston Beer Company, Inc. — Class A*	189	34,978
Advisory Board Co.*	1,070	34,508
Medifast, Inc.	1,136	34,296
Myriad Genetics, Inc.*	901	33,724
Amedisys, Inc.*	636	30,744
On Assignment, Inc.*	812	29,979
Kite Pharma, Inc.*	647	29,704
Diplomat Pharmacy, Inc.*	1,055	28,907
TriNet Group, Inc.*	1,861	26,705
Revlon, Inc. — Class A*	730	26,580
Team Health Holdings, Inc.*	622	26,006
ExamWorks Group, Inc.*	865	25,569
Albany Molecular Research, Inc.*	1,660	25,381
Korn/Ferry International	897	25,376
Huron Consulting Group, Inc.*	427	24,847
LHC Group, Inc.*	675	24,003
Inter Parfums, Inc.	776	23,978
Insys Therapeutics, Inc.*	1,486	23,761
Coca-Cola Bottling Company Consolidated	147	23,485
Great Lakes Dredge & Dock Corp.*	5,235	23,348
Inovio Pharmaceuticals, Inc.*	2,679	23,334
LDR Holding Corp.*	896	22,839
Providence Service Corp.*	437	22,318
Landauer, Inc.	672	22,223
ARC Document Solutions, Inc.*	4,911	22,100
Ultragenyx Pharmaceutical, Inc.*	349	22,095
Chimerix, Inc.*	4,264	21,789
SP Plus Corp.*	846	20,355
Brink’s Co.	600	20,154
FTI Consulting, Inc.*	563	19,992
Prothena Corporation plc*	485	19,962
Quidel Corp.*	1,153	19,901
Novavax, Inc.*	3,778	19,494
Array BioPharma, Inc.*	6,578	19,405
Portola Pharmaceuticals, Inc.*	948	19,339
Momenta Pharmaceuticals, Inc.*	2,062	19,053
Insmed, Inc.*	1,494	18,929
Alliance HealthCare Services, Inc.*	2,556	18,378
Cempra, Inc.*	1,024	17,940
NewLink Genetics Corp.*	968	17,618
Eagle Pharmaceuticals, Inc.*	430	17,415
Genomic Health, Inc.*	700	17,339
Intersect ENT, Inc.*	908	17,252
Heron Therapeutics, Inc.*	888	16,863
BioSpecifics Technologies Corp.*	451	15,704
Infinity Pharmaceuticals, Inc.*	2,851	15,025
Celldex Therapeutics, Inc.*	2,261	8,547
Total Consumer, Non-cyclical		2,608,679
Industrial - 2.9%
Belden, Inc.	1,172	71,938
Hub Group, Inc. — Class A*	1,310	53,435
Dycom Industries, Inc.*	816	52,771
Hillenbrand, Inc.	1,584	47,441
Swift Transportation Co. — Class A*	2,373	44,208
Astronics Corp.*	1,110	42,347
Werner Enterprises, Inc.	1,364	37,046
Moog, Inc. — Class A*	788	35,996
HEICO Corp.	575	34,575
Builders FirstSource, Inc.*	3,018	34,013
ArcBest Corp.	1,557	33,616
Rexnord Corp.*	1,634	33,039
Saia, Inc.*	1,161	32,682
Kaman Corp.	676	28,858
Universal Display Corp.*	515	27,862
Mueller Industries, Inc.	942	27,714
Roadrunner Transportation Systems, Inc.*	2,208	27,512
Hyster-Yale Materials Handling, Inc.	412	27,439
NCI Building Systems, Inc.*	1,931	27,420
General Cable Corp.	1,969	24,041
Albany International Corp. — Class A	626	23,531
Celadon Group, Inc.	2,168	22,721
Greenbrier Companies, Inc.	803	22,195
Plexus Corp.*	546	21,578
Continental Building Products, Inc.*	1,143	21,214

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Industrial - 2.9% (continued)
Advanced Drainage Systems, Inc.	937	$19,958
Berry Plastics Group, Inc.*	548	19,810
Multi-Color Corp.	336	17,926
Matson, Inc.	397	15,947
Total Industrial		928,833
Technology - 2.8%
NetScout Systems, Inc.*	3,254	74,744
Science Applications International Corp.	1,180	62,941
Take-Two Interactive Software, Inc.*	1,514	57,032
Verint Systems, Inc.*	1,677	55,978
Rambus, Inc.*	3,984	54,780
Qlik Technologies, Inc.*	1,813	52,432
InvenSense, Inc. — Class A*	5,312	44,621
Blackbaud, Inc.	677	42,576
CSG Systems International, Inc.	906	40,915
Proofpoint, Inc.*	734	39,475
Cirrus Logic, Inc.*	1,065	38,777
BroadSoft, Inc.*	853	34,419
Microsemi Corp.*	870	33,330
Cavium, Inc.*	496	30,335
j2 Global, Inc.	491	30,236
Nuance Communications, Inc.*	1,530	28,596
Integrated Device Technology, Inc.*	1,332	27,226
Paycom Software, Inc.*	733	26,095
Guidewire Software, Inc.*	476	25,932
HubSpot, Inc.*	550	23,991
Imperva, Inc.*	381	19,241
Diebold, Inc.	602	17,404
Unisys Corp.*	2,106	16,216
Total Technology		877,292
Consumer, Cyclical - 2.5%
Casey’s General Stores, Inc.	765	86,690
Steelcase, Inc. — Class A	5,121	76,405
Churchill Downs, Inc.	465	68,764
Marriott Vacations Worldwide Corp.	844	56,970
American Eagle Outfitters, Inc.	3,275	54,594
Virgin America, Inc.*	1,237	47,698
Wabash National Corp.*	3,599	47,507
Tenneco, Inc.*	917	47,235
HNI Corp.	1,194	46,769
TRI Pointe Group, Inc.*	3,400	40,052
Allegiant Travel Co. — Class A	216	38,461
Hawaiian Holdings, Inc.*	619	29,211
SeaWorld Entertainment, Inc.	1,382	29,105
La Quinta Holdings, Inc.*	2,315	28,938
Tailored Brands, Inc.	1,423	25,472
H&E Equipment Services, Inc.	1,282	22,473
Boyd Gaming Corp.*	1,015	20,970
Pinnacle Entertainment, Inc.*	572	20,077
Total Consumer, Cyclical		787,391
Communications - 2.0%
Ciena Corp.*	3,493	66,437
InterDigital, Inc.	991	55,149
ViaSat, Inc.*	656	48,203
Shutterstock, Inc.*	1,300	47,749
Sinclair Broadcast Group, Inc. — Class A	1,231	37,854
AVG Technologies N.V.*	1,786	37,060
Houghton Mifflin Harcourt Co.*	1,804	35,972
Zendesk, Inc.*	1,504	31,479
Infinera Corp.*	1,749	28,088
EarthLink Holdings Corp.	4,930	27,953
Consolidated Communications Holdings, Inc.	1,061	27,331
LogMeIn, Inc.*	503	25,380
Infoblox, Inc.*	1,477	25,257
Ixia*	1,786	22,254
West Corp.	951	21,702
Gray Television, Inc.*	1,834	21,494
ShoreTel, Inc.*	2,572	19,136
Extreme Networks, Inc.*	5,715	17,774
Harmonic, Inc.*	5,382	17,599
comScore, Inc.*	445	13,368
Total Communications		627,239
Financial - 0.8%
Blackhawk Network Holdings, Inc.*	2,134	73,196
WageWorks, Inc.*	853	43,170
City Office REIT, Inc.	2,051	23,381
MarketAxess Holdings, Inc.	173	21,596
Third Point Reinsurance Ltd.*	1,684	19,147
Western Alliance Bancorporation*	568	18,960
Bank of the Ozarks, Inc.	443	18,593
Eagle Bancorp, Inc.*	369	17,712
WisdomTree Investments, Inc.	1,425	16,288
Universal Insurance Holdings, Inc.	900	16,020
Total Financial		268,063
Energy - 0.3%
PBF Logistics, LP	2,000	37,680
Western Refining, Inc.	647	18,821
SemGroup Corp. — Class A	725	16,240
Parsley Energy, Inc. — Class A*	711	16,069
Matador Resources Co.*	813	15,414
Total Energy		104,224
Basic Materials - 0.1%
Ferroglobe plc	2,155	18,986
Total Common Stocks
(Cost $6,519,028)		6,220,707

MUTUAL FUNDS† - 75.1%
Guggenheim Strategy Fund III[1]	351,040	8,660,145
Guggenheim Variable Insurance Strategy Fund III[1]	332,387	8,203,321
Guggenheim Strategy Fund II1	161,232	3,980,823
Guggenheim Strategy Fund I1	115,337	2,861,521
Total Mutual Funds
(Cost $23,901,214)		23,705,810

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 5.0%
Drefus Treasury Prime Cash Management Institutional Shares 0.18%[2]	1,578,562	$1,578,562
Total Short Term Investments
(Cost $1,578,562)		1,578,562
Total Investments - 99.8%
(Cost $31,998,804)		$31,505,079
Other Assets & Liabilities, net - 0.2%		77,714
Total Net Assets - 100.0%		$31,582,793

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $221,780)	2	$6,354
June 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $144,100)	1	4,352
(Total Aggregate Value of Contracts $365,880)		$10,706

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank Swap May 2016 Russell 2000 Growth Index Swap 0.62%[3], Terminating 05/04/16 (Notional Value $25,037,628)	37,218	$2,194,176

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$6,220,707	$—	$—	$—	$—	$6,220,707
Equity Futures Contracts	—	10,706	—	—	—	10,706
Equity Index Swap Agreements	—	—	—	2,194,176	—	2,194,176
Mutual Funds	23,705,810	—	—	—	—	23,705,810
Short Term Investments	1,578,562	—	—	—	—	1,578,562
Total	$31,505,079	$10,706	$—	$2,194,176	$—	$33,709,961

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 15.3%
Consumer, Non-cyclical - 5.7%
PepsiCo, Inc.	1,462	$149,825
Gilead Sciences, Inc.	1,507	138,432
UnitedHealth Group, Inc.	1,011	130,318
Amgen, Inc.	831	124,592
AbbVie, Inc.	2,001	114,296
Biogen, Inc.*	344	89,550
Johnson & Johnson	753	81,475
Express Scripts Holding Co.*	1,155	79,337
Becton Dickinson and Co.	514	78,036
Kroger Co.	2,024	77,418
Thermo Fisher Scientific, Inc.	525	74,334
General Mills, Inc.	1,146	72,599
Merck & Company, Inc.	1,325	70,106
Baxter International, Inc.	1,678	68,932
McKesson Corp.	426	66,989
Sysco Corp.	1,431	66,871
HCA Holdings, Inc.*	847	66,108
Boston Scientific Corp.*	3,486	65,572
Cardinal Health, Inc.	757	62,036
Mondelez International, Inc. — Class A	1,500	60,180
Reynolds American, Inc.	1,191	59,919
Kellogg Co.	756	57,872
Danaher Corp.	588	55,778
Coca-Cola Co.	1,127	52,281
Constellation Brands, Inc. — Class A	271	40,945
Tyson Foods, Inc. — Class A	548	36,530
Kimberly-Clark Corp.	235	31,610
Kraft Heinz Co.	376	29,539
Cigna Corp.	175	24,017
Allergan plc*	73	19,566
Altria Group, Inc.	286	17,921
Bristol-Myers Squibb Co.	274	17,503
Mylan N.V.*	259	12,005
Total Consumer, Non-cyclical		2,192,492
Communications - 2.7%
Alphabet, Inc. — Class C*	259	192,942
Amazon.com, Inc.*	318	188,777
Comcast Corp. — Class A	2,306	140,851
Time Warner, Inc.	1,133	82,200
Facebook, Inc. — Class A*	715	81,582
Verizon Communications, Inc.	1,301	70,358
AT&T, Inc.	1,787	69,997
DISH Network Corp. — Class A*	1,294	59,860
eBay, Inc.*	2,167	51,704
Walt Disney Co.	382	37,936
Netflix, Inc.*	300	30,669
LinkedIn Corp. — Class A*	152	17,381
Total Communications		1,024,257
Technology - 2.1%
Apple, Inc.	3,705	403,808
Microsoft Corp.	2,987	164,972
International Business Machines Corp.	731	110,710
Intel Corp.	2,134	69,035
Skyworks Solutions, Inc.	300	23,370
Cognizant Technology Solutions Corp. — Class A*	354	22,196
Broadcom Ltd.	130	20,085
Total Technology		814,176
Industrial - 2.1%
Boeing Co.	889	112,849
Union Pacific Corp.	1,248	99,278
Lockheed Martin Corp.	330	73,095
Caterpillar, Inc.	914	69,958
General Dynamics Corp.	475	62,401
Waste Management, Inc.	1,056	62,304
Northrop Grumman Corp.	276	54,620
CSX Corp.	2,024	52,118
United Parcel Service, Inc. — Class B	489	51,575
Deere & Co.	542	41,729
FedEx Corp.	251	40,843
Honeywell International, Inc.	305	34,175
Harris Corp.	259	20,166
3M Co.	110	18,329
Total Industrial		793,440
Consumer, Cyclical - 1.5%
CVS Health Corp.	1,206	125,099
Costco Wholesale Corp.	502	79,105
Delta Air Lines, Inc.	1,443	70,245
Walgreens Boots Alliance, Inc.	799	67,308
Southwest Airlines Co.	1,302	58,330
American Airlines Group, Inc.	1,213	49,745
Target Corp.	534	43,938
Home Depot, Inc.	305	40,696
Hilton Worldwide Holdings, Inc.	1,341	30,199
McDonald’s Corp.	136	17,092
Total Consumer, Cyclical		581,757
Financial - 0.8%
Visa, Inc. — Class A	1,293	98,889
Charles Schwab Corp.	2,692	75,430
Bank of New York Mellon Corp.	1,671	61,543
American Express Co.	928	56,979
Total Financial		292,841
Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	967	82,756
Monsanto Co.	184	16,144
Total Basic Materials		98,900
Energy - 0.1%
FMC Technologies, Inc.*	696	19,043
Schlumberger Ltd.	141	10,399
Williams Companies, Inc.	606	9,738
Total Energy		39,180
Total Common Stocks
(Cost $5,577,564)		5,837,043

MUTUAL FUNDS† - 75.2%
Guggenheim Strategy Fund III[1]	365,239	9,010,457
Guggenheim Variable Insurance Strategy Fund III[1]	331,947	8,192,447
Guggenheim Strategy Fund II1	307,679	7,596,591
Guggenheim Strategy Fund I1	163,531	4,057,203
Total Mutual Funds
(Cost $29,093,216)		28,856,698

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 3.0%
Dreyfus Treasury Prime Cash Management Fund Institutional Shares 0.18%[2]	1,150,129	$1,150,129
Total Short Term Investments
(Cost $1,150,129)		1,150,129
Total Investments - 93.5%
(Cost $35,820,909)		$35,843,870
Other Assets & Liabilities, net - 6.5%		2,501,403
Total Net Assets - 100.0%		$38,345,273

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $512,625)	5	$10,346
June 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $179,010)	2	4,700
(Total Aggregate Value of Contracts $691,635)		$15,046

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America May 2016 Russell 1000 Growth Index Swap 0.62%[3], Terminating 05/02/16 (Notional Value $31,858,172)	31,755	$2,440,118

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$5,837,043	$—	$—	$—	$—	$5,837,043
Equity Futures Contracts	—	15,046	—	—	—	15,046
Equity Index Swap Agreements	—	—	—	2,440,118	—	2,440,118
Mutual Funds	28,856,698	—	—	—	—	28,856,698
Short Term Investments	1,150,129	—	—	—	—	1,150,129
Total	$35,843,870	$15,046	$—	$2,440,118	$—	$38,299,034

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 92.8%
Consumer, Non-cyclical - 28.1%
Cal-Maine Foods, Inc.[1]	3,392	$176,078
AbbVie, Inc.	2,946	168,275
Tyson Foods, Inc. — Class A	2,392	159,451
Express Scripts Holding Co.*	2,222	152,629
Ingredion, Inc.[1]	1,363	145,555
Sanderson Farms, Inc.[1]	1,594	143,747
HCA Holdings, Inc.*	1,653	129,017
Flowers Foods, Inc.	6,979	128,832
Laboratory Corporation of America Holdings*	1,071	125,447
Quest Diagnostics, Inc.[1]	1,721	122,965
DaVita HealthCare Partners, Inc.*	1,653	121,297
United Therapeutics Corp.*,1	969	107,977
United Rentals, Inc.*	1,722	107,091
Merck & Company, Inc.	2,024	107,090
MEDNAX, Inc.*	1,582	102,229
St. Jude Medical, Inc.	1,846	101,530
Johnson & Johnson	821	88,832
ManpowerGroup, Inc.[1]	1,036	84,351
Total System Services, Inc.	1,764	83,931
JM Smucker Co.	630	81,799
Robert Half International, Inc.	1,720	80,118
Darling Ingredients, Inc.*,1	6,046	79,626
Varian Medical Systems, Inc.*	928	74,259
Post Holdings, Inc.*	1,064	73,171
Philip Morris International, Inc.	723	70,934
Dean Foods Co.[1]	4,046	70,077
Charles River Laboratories International, Inc.*	844	64,093
LifePoint Health, Inc.*	893	61,840
Dr Pepper Snapple Group, Inc.	629	56,245
Whole Foods Market, Inc.	1,724	53,634
SpartanNash Co.	1,752	53,103
RR Donnelley & Sons Co.	3,185	52,234
Cambrex Corp.*	1,183	52,052
Mead Johnson Nutrition Co. — Class A	609	51,747
Owens & Minor, Inc.	1,243	50,242
ResMed, Inc.	849	49,089
Mondelez International, Inc. — Class A	1,187	47,622
Magellan Health, Inc.*	701	47,619
Community Health Systems, Inc.*	2,559	47,367
VCA, Inc.*,1	802	46,267
Cardtronics, Inc.*	1,247	44,880
Deluxe Corp.[1]	680	42,493
Chemed Corp.[1]	304	41,177
Air Methods Corp.*,1	1,136	41,146
Total Consumer, Non-cyclical		3,789,158
Industrial - 15.3%
Boeing Co.	889	112,850
Huntington Ingalls Industries, Inc.[1]	652	89,285
Arrow Electronics, Inc.*,1	1,356	87,340
Tech Data Corp.*	1,056	81,069
Fluor Corp.	1,461	78,456
Dycom Industries, Inc.*	1,056	68,292
AECOM*	2,151	66,229
Gentex Corp.	4,178	65,553
Jabil Circuit, Inc.	3,357	64,689
ITT Corp.	1,699	62,675
Knight Transportation, Inc.	2,330	60,929
CSX Corp.[1]	2,333	60,075
Dover Corp.[1]	877	56,417
Parker-Hannifin Corp.	500	55,540
Avnet, Inc.[1]	1,239	54,888
Harris Corp.	700	54,502
Vishay Intertechnology, Inc.	4,382	53,505
Rockwell Automation, Inc.	465	52,894
Union Pacific Corp.	647	51,469
Barnes Group, Inc.[1]	1,465	51,319
Waters Corp.*	380	50,130
Crane Co.[1]	928	49,982
Clean Harbors, Inc.*,1	989	48,797
Briggs & Stratton Corp.[1]	2,015	48,199
Sanmina Corp.*	2,058	48,116
Saia, Inc.*	1,704	47,967
Federal Signal Corp.	3,509	46,529
Timken Co.[1]	1,375	46,049
Werner Enterprises, Inc.[1]	1,678	45,574
Trinity Industries, Inc.	2,467	45,171
Keysight Technologies, Inc.*	1,586	43,996
Applied Industrial Technologies, Inc.	1,007	43,704
Jacobs Engineering Group, Inc.*,1	999	43,506
Mueller Industries, Inc.	1,420	41,776
ArcBest Corp.[1]	1,903	41,086
Methode Electronics, Inc.	1,393	40,731
Total Industrial		2,059,289
Financial - 12.4%
Prudential Financial, Inc.	2,319	167,479
MetLife, Inc.	3,620	159,063
Unum Group	3,898	120,526
Aflac, Inc.	1,779	112,326
Affiliated Managers Group, Inc.*	512	83,149
Interactive Brokers Group, Inc. — Class A	2,100	82,572
Discover Financial Services	1,605	81,727
American Express Co.	1,233	75,706
Bank of America Corp.	4,763	64,396
Ameriprise Financial, Inc.	676	63,551
Selective Insurance Group, Inc.	1,613	59,052
Old Republic International Corp.	3,204	58,569
Aspen Insurance Holdings Ltd.[1]	1,199	57,192
Regions Financial Corp.	7,123	55,916
Torchmark Corp.	1,018	55,135
American Financial Group, Inc.	768	54,044
Hanover Insurance Group, Inc.[1]	596	53,771
East West Bancorp, Inc.[1]	1,563	50,766
Legg Mason, Inc.	1,350	46,818
American Equity Investment Life Holding Co.[1]	2,730	45,864
WP GLIMCHER, Inc.[1]	4,378	41,547
CNO Financial Group, Inc.[1]	2,198	39,388

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 92.8% (continued)
Financial - 12.4% (continued)
Waddell & Reed Financial, Inc. — Class A1	1,637	$38,535
City Office REIT, Inc.	1,065	12,141
Irish Bank Resolution Corporation Ltd†††	16,638	–
Total Financial		1,679,233
Technology - 11.6%
HP, Inc.	12,827	158,029
Apple, Inc.	1,390	151,496
Hewlett Packard Enterprise Co.	7,986	141,592
Intel Corp.	3,971	128,462
International Business Machines Corp.	704	106,621
Skyworks Solutions, Inc.	1,094	85,223
Micron Technology, Inc.*	7,979	83,540
Convergys Corp.[1]	2,748	76,312
Tessera Technologies, Inc.	2,443	75,733
Cirrus Logic, Inc.*,1	1,891	68,851
Texas Instruments, Inc.	1,119	64,253
CA, Inc.[1]	2,082	64,105
Nuance Communications, Inc.*	2,903	54,257
CACI International, Inc. — Class A*,1	497	53,030
Oracle Corp.	1,210	49,501
Sykes Enterprises, Inc.*	1,578	47,624
NetApp, Inc.	1,526	41,645
Cabot Microelectronics Corp.[1]	1,008	41,237
Mentor Graphics Corp.	2,027	41,209
Icad, Inc.*,1	6,869	35,032
Total Technology		1,567,752
Consumer, Cyclical - 9.8%
Wal-Mart Stores, Inc.	2,371	162,390
JetBlue Airways Corp.*	5,502	116,202
American Eagle Outfitters, Inc.[1]	6,942	115,723
CVS Health Corp.[1]	968	100,411
Foot Locker, Inc.	1,420	91,590
DR Horton, Inc.	2,981	90,116
UniFirst Corp.[1]	824	89,915
Walgreens Boots Alliance, Inc.	1,021	86,009
Casey’s General Stores, Inc.[1]	636	72,072
Thor Industries, Inc.[1]	991	63,196
PACCAR, Inc.	1,073	58,682
Children’s Place, Inc.	693	57,845
Guess?, Inc.	2,501	46,944
Dana Holding Corp.[1]	3,121	43,975
Spirit Airlines, Inc.*	911	43,710
Select Comfort Corp.*	2,164	41,960
Macy’s, Inc.	922	40,651
Total Consumer, Cyclical		1,321,391
Communications - 7.8%
Verizon Communications, Inc.	3,284	177,599
AT&T, Inc.	3,761	147,318
Viacom, Inc. — Class B	2,637	108,856
Discovery Communications, Inc. — Class A*	3,713	106,303
Juniper Networks, Inc.	3,526	89,948
Level 3 Communications, Inc.*	1,601	84,613
Time Warner, Inc.	1,119	81,183
Comcast Corp. — Class A	1,112	67,921
AMC Networks, Inc. — Class A*,1	840	54,550
eBay, Inc.*	2,251	53,709
Polycom, Inc.*	3,560	39,694
General Communication, Inc. — Class A*	2,107	38,600
Total Communications		1,050,294
Utilities - 7.3%
UGI Corp.	3,973	160,072
FirstEnergy Corp.	4,308	154,959
NextEra Energy, Inc.	1,073	126,979
OGE Energy Corp.	3,622	103,698
Pinnacle West Capital Corp.	1,216	91,285
Southwest Gas Corp.	1,272	83,761
Ameren Corp.	1,510	75,651
American Electric Power Company, Inc.[1]	1,101	73,106
Vectren Corp.[1]	1,360	68,762
Edison International	602	43,278
Total Utilities		981,551
Basic Materials - 0.4%
Mosaic Co.	2,244	60,588
Energy - 0.1%
PBF Logistics, LP	500	9,420
Total Common Stocks
(Cost $12,124,750)		12,518,676

SHORT TERM INVESTMENTS† - 4.9%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares 0.19%[2]	666,346	666,346
Total Short Term Investments
(Cost $666,346)		666,346
Total Investments - 97.8%
(Cost $12,791,096)		$13,185,022

COMMON STOCKS SOLD SHORT† - (31.1)%
Industrial - (1.5)%
EnPro Industries, Inc.	875	(50,470)
Louisiana-Pacific Corp.*	8,319	(142,421)
Total Industrial		(192,891)
Communications - (1.6)%
Ruckus Wireless, Inc.*	4,769	(46,784)
Facebook, Inc. — Class A*	470	(53,627)
Amazon.com, Inc.*	180	(106,855)
Total Communications		(207,266)
Technology - (2.7)%
Red Hat, Inc.*	574	(42,769)
Medidata Solutions, Inc.*	1,136	(43,975)
Ultimate Software Group, Inc.*	236	(45,666)
Silicon Laboratories, Inc.*	1,060	(47,658)
CommVault Systems, Inc.*	1,106	(47,746)
Electronics for Imaging, Inc.*	1,250	(52,988)
Cypress Semiconductor Corp.*	8,749	(75,766)
Total Technology		(356,568)
Consumer, Non-cyclical - (2.7)%
Acorda Therapeutics, Inc.*	1,178	(31,158)
Cantel Medical Corp.	614	(43,815)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.1)% (continued)
Consumer, Non-cyclical - (2.7)% (continued)
Monro Muffler Brake, Inc.	756	$(54,031)
Live Nation Entertainment, Inc.*	2,992	(66,752)
Alexion Pharmaceuticals, Inc.*	553	(76,989)
Vertex Pharmaceuticals, Inc.*	1,189	(94,514)
Total Consumer, Non-cyclical		(367,259)
Basic Materials - (5.7)%
Compass Minerals International, Inc.	573	(40,603)
NewMarket Corp.	111	(43,985)
PolyOne Corp.	1,465	(44,316)
Worthington Industries, Inc.	1,333	(47,508)
RPM International, Inc.	1,081	(51,164)
HB Fuller Co.	1,608	(68,260)
Sensient Technologies Corp.	1,207	(76,596)
Praxair, Inc.	853	(97,626)
Ecolab, Inc.	1,337	(149,102)
Royal Gold, Inc.	3,028	(155,306)
Total Basic Materials		(774,466)
Consumer, Cyclical - (6.1)%
Popeyes Louisiana Kitchen, Inc.*	710	(36,963)
Starbucks Corp.	660	(39,402)
Regis Corp.*	2,698	(40,983)
Callaway Golf Co.	4,505	(41,086)
Scotts Miracle-Gro Co. — Class A	574	(41,770)
Sonic Automotive, Inc. — Class A	2,289	(42,301)
Motorcar Parts of America, Inc.*	1,125	(42,728)
Crocs, Inc.*	4,461	(42,915)
Papa John’s International, Inc.	814	(44,111)
Fred’s, Inc. — Class A	3,027	(45,133)
Mobile Mini, Inc.	1,398	(46,162)
Wendy’s Co.	4,775	(51,999)
Pool Corp.	595	(52,205)
LKQ Corp.*	1,711	(54,633)
Lithia Motors, Inc. — Class A	683	(59,646)
O’Reilly Automotive, Inc.*	243	(66,499)
Signet Jewelers Ltd.	640	(79,379)
Total Consumer, Cyclical		(827,915)
Financial - (10.9)%
Community Bank System, Inc.	1,032	(39,433)
Safety Insurance Group, Inc.	706	(40,284)
Northfield Bancorp, Inc.	2,475	(40,689)
Washington Federal, Inc.	1,798	(40,725)
FNB Corp.	3,185	(41,437)
American Assets Trust, Inc.	1,080	(43,114)
Pennsylvania Real Estate Investment Trust	1,988	(43,438)
Glacier Bancorp, Inc.	1,719	(43,697)
Liberty Property Trust	1,317	(44,067)
Webster Financial Corp.	1,312	(47,101)
Sovran Self Storage, Inc.	420	(49,539)
Associated Banc-Corp.	2,924	(52,457)
Assurant, Inc.	711	(54,854)
EastGroup Properties, Inc.	920	(55,540)
Public Storage	234	(64,544)
Alexandria Real Estate Equities, Inc.	754	(68,531)
Highwoods Properties, Inc.	1,445	(69,085)
Camden Property Trust	839	(70,552)
Valley National Bancorp	8,937	(85,258)
Retail Opportunity Investments Corp.	4,535	(91,244)
Morgan Stanley	3,683	(92,112)
Federal Realty Investment Trust	613	(95,659)
Cousins Properties, Inc.	9,391	(97,478)
Boston Properties, Inc.	794	(100,902)
Total Financial		(1,471,740)
Total Common Stock Sold Short
(Proceeds $4,071,317)		(4,198,105)
Total Securities Sold Short- (31.1)%
(Proceeds $4,071,317)		$(4,198,105)
Other Assets & Liabilities, net - 33.4%		4,506,366
Total Net Assets - 100.0%		$13,493,283

	Units	Unrealized Gain (Loss) –
OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley Alpha Opportunity Long Custom Basket Swap 0.43%[4], Terminating 02/03/17 (Notional Value $9,701,579)		$646,493

OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley February 2017 Alpha Opportunity Short Custom Basket Swap 0.37%[3], Terminating 02/03/17 (Notional Value $9,870,217)	$(735,093)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[4]
CenturyLink, Inc.	5,070	$32,772
Cisco Systems, Inc.	4,400	22,527
WellCare Health Plans, Inc.*	1,306	22,450
Frontier Communications Corp.	21,388	22,409
United Continental Holdings, Inc.*	1,620	21,149
Molina Healthcare, Inc.*	1,950	19,701
Gilead Sciences, Inc.	2,200	18,144
Southwest Airlines Co.	2,315	17,421
Cummins, Inc.	916	16,846
Hartford Financial Services Group, Inc.	2,583	16,667
InterDigital, Inc.	1,507	16,637
Xerox Corp.	9,520	16,527
Telephone & Data Systems, Inc.	2,197	15,291
Consolidated Edison, Inc.	2,340	14,991
Energizer Holdings, Inc.	1,681	14,376
Everest Re Group Ltd.	801	13,797
QUALCOMM, Inc.	2,608	13,698
Computer Sciences Corp.	3,797	13,366
UnitedHealth Group, Inc.	1,024	13,364
Public Service Enterprise Group, Inc.	2,309	13,300
Entergy Corp.	1,681	12,910
Raymond James Financial, Inc.	2,314	12,819
Goodyear Tire & Rubber Co.	2,722	11,933
Principal Financial Group, Inc.	3,609	11,393
Delphi Automotive plc	970	10,809
Seagate Technology plc	2,471	10,749
LyondellBasell Industries N.V. — Class A	987	10,689
IPG Photonics Corp.*	697	10,635
CenterPoint Energy, Inc.	4,489	10,284
Universal Health Services, Inc. — Class B	989	9,666
Alaska Air Group, Inc.	656	8,934
Delta Air Lines, Inc.	2,686	8,859
Pitney Bowes, Inc.	2,970	8,641
Corning, Inc.	3,342	7,753
Travelers Companies, Inc.	782	7,709
Dick’s Sporting Goods, Inc.	962	7,523
GameStop Corp. — Class A	1,469	7,227
Textron, Inc.	2,521	7,037
Western Union Co.	4,201	6,932
Scripps Networks Interactive, Inc. — Class A	1,762	6,805
SYNNEX Corp.	848	6,301
Progressive Corp.	1,316	6,133
General Mills, Inc.	778	5,239
Allstate Corp.	725	4,959
Great Plains Energy, Inc.	1,547	4,948
Best Buy Company, Inc.	1,229	4,756
WR Berkley Corp.	746	4,424
Teradyne, Inc.	2,200	4,387
Archer-Daniels-Midland Co.	5,225	4,332
Albemarle Corp.	788	4,296
SunTrust Banks, Inc.	3,185	3,924
DST Systems, Inc.	649	3,632
Cardinal Health, Inc.	1,350	3,587
F5 Networks, Inc.*	471	3,526
ConAgra Foods, Inc.	1,322	3,490
Teradata Corp.*	1,822	3,480
Carlisle Companies, Inc.	425	3,169
Cognizant Technology Solutions Corp. — Class A*	673	3,163
First Solar, Inc.*	1,237	2,975
EMCOR Group, Inc.	927	2,892
Mallinckrodt plc*	2,109	2,776
AGCO Corp.	1,614	2,756
JPMorgan Chase & Co.	2,707	2,754
Snap-on, Inc.	300	2,441
Altria Group, Inc.	1,065	2,289
Synchrony Financial*	1,743	2,283
PepsiCo, Inc.	613	2,141
Microsoft Corp.	750	2,137
Fifth Third Bancorp	2,573	1,582
Lincoln National Corp.	3,044	1,575
Amsurg Corp. — Class A*	999	1,526
Ford Motor Co.	3,216	1,361
Visa, Inc. — Class A	527	1,120
Procter & Gamble Co.	589	711
Citigroup, Inc.	1,678	(403)
Michael Kors Holdings Ltd.*	736	(443)
Atlantic Tele-Network, Inc.	1,348	(547)
McKesson Corp.	535	(778)
Amgen, Inc.	894	(860)
Hologic, Inc.*	2,139	(1,759)
Kroger Co.	2,675	(4,658)
Biogen, Inc.*	424	(5,458)
Total Custom Basket of Long Securities		640,899

CUSTOM BASKET OF SHORT SECURITIES[3]
CF Industries Holdings, Inc.	(1,956)	9,407
Intercontinental Exchange, Inc.	(283)	8,522
Hanesbrands, Inc.	(2,784)	7,907
AutoNation, Inc.*	(739)	4,604
HCP, Inc.	(5,228)	4,187
Cree, Inc.*	(1,211)	3,814
Tangoe, Inc.*	(5,465)	2,951
International Flavors & Fragrances, Inc.	(514)	2,411
Celgene Corp.*	(678)	2,256
Bank of the Ozarks, Inc.	(986)	2,198
NIKE, Inc. — Class B	(815)	893
Goldman Sachs Group, Inc.	(691)	750
Domino’s Pizza, Inc.	(321)	732
Boston Beer Company, Inc. — Class A*	(207)	544
TripAdvisor, Inc.*	(718)	495
Crown Castle International Corp.	(1,089)	465
Buffalo Wild Wings, Inc.*	(319)	420
Macerich Co.	(498)	265
Royal Caribbean Cruises Ltd.	(891)	66
Reynolds American, Inc.	(777)	60
Expedia, Inc.	(413)	(69)
Taubman Centers, Inc.	(540)	(177)
Hormel Foods Corp.	(909)	(271)
Under Armour, Inc. — Class A*	(1,618)	(335)
Edwards Lifesciences Corp.*	(749)	(624)
Orbital ATK, Inc.	(802)	(831)
WhiteWave Foods Co. — Class A*	(979)	(855)
Signature Bank*	(461)	(1,003)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Unrealized Gain (Loss)
Leucadia National Corp.	(4,194)	$(1,007)
Ross Stores, Inc.	(892)	(1,172)
Intersil Corp. — Class A	(3,046)	(1,279)
Core-Mark Holding Company, Inc.	(680)	(1,382)
Nasdaq, Inc.	(633)	(1,516)
Dollar Tree, Inc.*	(2,107)	(1,774)
Cheesecake Factory, Inc.	(772)	(1,792)
Douglas Emmett, Inc.	(1,943)	(1,885)
Illumina, Inc.*	(389)	(1,893)
Deere & Co.	(1,330)	(1,939)
Marsh & McLennan Companies, Inc.	(677)	(1,941)
PayPal Holdings, Inc.*	(1,235)	(1,970)
Automatic Data Processing, Inc.	(642)	(2,096)
Tractor Supply Co.	(562)	(2,102)
Equity One, Inc.	(2,998)	(2,117)
Regency Centers Corp.	(1,018)	(2,150)
Weingarten Realty Investors	(1,304)	(2,363)
Twenty-First Century Fox, Inc. — Class A	(1,605)	(2,608)
Stillwater Mining Co.*	(2,800)	(2,697)
Equity Residential	(1,387)	(2,697)
Panera Bread Co. — Class A*	(274)	(2,718)
Apartment Investment & Management Co. — Class A	(1,043)	(2,783)
Host Hotels & Resorts, Inc.	(2,851)	(2,842)
M&T Bank Corp.	(467)	(2,852)
Bristol-Myers Squibb Co.	(1,291)	(2,871)
VF Corp.	(1,548)	(2,953)
Kite Realty Group Trust	(2,963)	(2,963)
Mattel, Inc.	(2,208)	(3,023)
Advance Auto Parts, Inc.	(339)	(3,041)
Group 1 Automotive, Inc.	(807)	(3,064)
Semtech Corp.*	(2,311)	(3,120)
Post Properties, Inc.	(1,204)	(3,179)
Carnival Corp.	(806)	(3,251)
Eversource Energy	(752)	(3,301)
Urban Edge Properties	(1,793)	(3,536)
MSCI, Inc. — Class A	(564)	(3,626)
Medical Properties Trust, Inc.	(3,375)	(3,689)
Kaiser Aluminum Corp.	(603)	(3,903)
National Retail Properties, Inc.	(1,466)	(3,981)
Healthcare Realty Trust, Inc.	(2,399)	(4,127)
Nielsen Holdings plc	(786)	(4,136)
Alliant Energy Corp.	(661)	(4,246)
UDR, Inc.	(1,779)	(4,275)
BlackRock, Inc. — Class A	(232)	(4,332)
MDU Resources Group, Inc.	(3,334)	(4,411)
Balchem Corp.	(838)	(4,559)
Woodward, Inc.	(784)	(4,967)
Netflix, Inc.*	(710)	(5,202)
Dominion Resources, Inc.	(1,028)	(5,229)
Education Realty Trust, Inc.	(1,855)	(5,471)
Tanger Factory Outlet Centers, Inc.	(1,397)	(5,763)
Aerovironment, Inc.*	(2,084)	(5,835)
General Electric Co.	(1,709)	(5,893)
Intuit, Inc.	(848)	(5,991)
New York Community Bancorp, Inc.	(9,833)	(6,107)
Xylem, Inc.	(1,032)	(6,362)
Welltower, Inc.	(964)	(6,368)
People’s United Financial, Inc.	(4,271)	(6,479)
Garmin Ltd.	(1,764)	(6,620)
Omega Healthcare Investors, Inc.	(1,778)	(6,692)
Extra Space Storage, Inc.	(1,172)	(6,748)
South Jersey Industries, Inc.	(1,943)	(6,799)
Kilroy Realty Corp.	(1,055)	(6,841)
DreamWorks Animation SKG, Inc. — Class A*	(6,388)	(6,926)
PulteGroup, Inc.	(3,251)	(7,152)
McGraw Hill Financial, Inc.	(473)	(7,273)
Simon Property Group, Inc.	(347)	(7,300)
Cooper Companies, Inc.	(344)	(7,371)
Yum! Brands, Inc.	(848)	(7,387)
SL Green Realty Corp.	(1,692)	(7,406)
CME Group, Inc. — Class A	(1,291)	(7,682)
Duke Realty Corp.	(3,147)	(7,771)
Sealed Air Corp.	(1,536)	(7,885)
Headwaters, Inc.*	(2,144)	(8,190)
Vornado Realty Trust	(1,057)	(8,326)
Air Products & Chemicals, Inc.	(763)	(8,449)
Corporate Office Properties Trust	(2,327)	(8,517)
AvalonBay Communities, Inc.	(437)	(8,618)
Five Below, Inc.*	(1,518)	(8,675)
PPG Industries, Inc.	(547)	(8,697)
KBR, Inc.	(5,153)	(8,709)
Lennar Corp. — Class A	(1,230)	(8,776)
Mack-Cali Realty Corp.	(2,420)	(9,138)
Ingersoll-Rand plc	(708)	(9,330)
Realty Income Corp.	(1,900)	(9,955)
American Campus Communities, Inc.	(2,459)	(10,391)
Itron, Inc.*	(1,151)	(10,419)
Sherwin-Williams Co.	(357)	(10,646)
American Tower Corp. — Class A	(1,054)	(10,846)
Rayonier, Inc.	(4,078)	(11,007)
Eagle Materials, Inc.	(716)	(11,873)
Essex Property Trust, Inc.	(565)	(11,887)
Dunkin’ Brands Group, Inc.	(1,884)	(12,232)
Prologis, Inc.	(2,592)	(12,424)
Ventas, Inc.	(1,495)	(12,526)
Kansas City Southern	(983)	(12,956)
Mercury General Corp.	(1,411)	(13,842)
Autodesk, Inc.*	(1,327)	(14,079)
Olin Corp.	(6,951)	(14,587)
Ashland, Inc.	(1,049)	(17,411)
FMC Corp.	(4,094)	(19,242)
Wynn Resorts Ltd.	(717)	(21,737)
Martin Marietta Materials, Inc.	(910)	(24,697)
CarMax, Inc.*	(3,382)	(25,179)
Vulcan Materials Co.	(1,560)	(25,715)
J.C. Penney Company, Inc.*	(7,525)	(27,090)
Kate Spade & Co.*	(3,572)	(27,397)
Total Custom Basket of Short Securities		(721,463)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2016.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Total Return is based on the return of short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.
[4]	Total Return is based on the return of long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$12,518,676	$—	$—	$—	$—	$12,518,676
Equity Index Swap Agreements	—	—	—	646,493	—	646,493
Short Term Investments	666,346	—	—	—	—	666,346
Total	$13,185,022	$—	$—	$646,493	$—	$13,831,515

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$4,198,105	$—	$—	$—	$—	$4,198,105
Equity Index Swap Agreements	—	—	—	735,093	—	735,093
Total	$4,198,105	$—	$—	$735,093	$—	$4,933,198

* Other financial instruments include swaps which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedule of investments includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Series M (Macro Opportunities Series) may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

1. The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board of Trustees has authorized the Valuation Committee and Guggenheim Investments (“GI”) to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The following table represents the Funds’ use, and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Series E (Total Return Bond Series)	Duration, Hedge	585
Series M (Macro Opportunities Series)	Duration, Hedge	263

Fund	Use	Average Notional*
Series M (Macro Opportunities Series)	Duration, Hedge	5,484,640

* Average Notional relates to currency options.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended March 31, 2016:

Fund		Use
Series M (Macro Opportunities Series)	Duration, Hedge, Index Exposure

Written Call Options
	Series M (Macro Opportunities Series)
	Number of Contracts	Premium Amount
Balance at December 31, 2015	93	$21,297
Options Written	107	21,079
Options terminated in closing purchase transactions	(93)	(21,297)
Options expired	–	–
Options exercised	–	–
Balance at March 31, 2016	107	$21,079

Written Put Options
	Series M (Macro Opportunities Series)
	Number of Contracts	Premium Amount
Balance at December 31, 2015	–	$–
Options Written	5	18,594
Options terminated in closing purchase transactions	–	–
Options expired	–	–
Options exercised	–	–
Balance at March 31, 2016	5	$18,594

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index Exposure	$1,143,688	$–
Series J (StylePlus—Mid Growth Series)	Index Exposure	1,651,043	–
Series N (Managed Asset Allocation Series)	Index Exposure, Speculation	24,140,771	783,403
Series X (StylePlus—Small Growth Series)	Index Exposure	810,753	–
Series Y (StylePlus—Large Growth Series)	Index Exposure	1,189,188	–

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index Exposure	$181,909,720	$–
Series J (StylePlus—Mid Growth Series)	Index Exposure	124,768,142	–
Series M (Macro Opportunities Series)	Index Exposure, Speculation	1,377,087	–
Series X (StylePlus—Small Growth Series)	Index Exposure	29,091,805	–
Series Y (StylePlus—Large Growth Series)	Index Exposure	30,761,402	–
Series Z (Alpha Opportunity Series)	Hedge, Leverage	7,621,466	7,951,295

Interest rate swaps involve the exchange by the Funds with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series M (Macro Opportunities Series)	Duration, Hedge	$2,799,576	$6,103,335

Currency swaps enable the Fund to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Fund may be at risk due to the counterparty’s inability to perform.

The following table represents the Fund’s use and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series M (Macro Opportunities Series)	Hedge	$581,630	$-

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of forward foreign currency exchange contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use, and volume of forward foreign currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Series M (Macro Opportunities Series)	Hedge, Speculation	$385,900	$72,554
Series P (High Yield Series)	Hedge	6,141,847	177,990

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 03/31/16	Valuation Technique	Unobservable Inputs
Series E (Total Return Bond Series)	Corporate Bonds	$1,054,874	Option Adjusted Spread off multiple month end broker marks over the 3 month LIBOR	Indicative Quote
	Preferred Stocks	616,776	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Collateralized Mortgage Obligations	242,740	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Asset-Backed Securities	199,510	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote

Series F (Floating Rate Strategies Series)	Senior Floating Rate Interests	730,750	Monthly Model Priced	Purchase Price

Series M (Macro Opportunities Series)	Corporate Bonds	103,704	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Asset-Backed Securities	99,755	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Options Purchased	20,668	Monthly Model Priced	Purchase Price

Series P (High Yield Series)	Senior Floating Rate Interests	3,967,174	Monthly Model Priced	Purchase Price
		336,984	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Rate Interests	4,304,158
	Corporate Bonds	1,752,589	Monthly Model Priced	Purchase Price
		96,823	Monthly Model Priced	Average Comparative Yield*
	Total Corporate Bonds	1,849,412

*	Average comparative yield used at period end was 29.28%.

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the levels as of the beginning of the period. As of March 31, 2016, the Funds had transfers in/out of Level 3 due to changes in securities valuation method. See the tables below for changes to and from Level 2 and Level 3. There were not other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2016:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Asset-Backed	Collateralized Mortgage	Preferred	Corporate
	Securities	Obligations	Stocks	Bonds	Total
Series E (Total Return Bond Series)
Assets:
Beginning Balance	$198,482	$237,977	$643,284	$1,770,761	$2,850,504
Purchases	-	-	-	507,844	507,844
Sales, maturities and paydowns	-	(4,164)	-	(162,995)	(167,159)
Total realized gains or losses included in earnings	-	-	-	(37,735)	(37,735)
Total change in unrealized gains or losses and amortization included in earnings	1,028	8,927	(26,508)	(295,945)	(312,498)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	-	(727,056)	(727,056)
Ending Balance	$199,510	$242,740	$616,776	$1,054,874	$2,113,900
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$1,028	$5,543	$(26,508)	$15,063	$(4,874)

	Senior Floating
	Rate Interests	Total
Series F (Floating Rate Strategies Series)
Assets:
Beginning Balance	$704,352	$704,352
Purchases	37,021	37,021
Sales, maturities and paydowns	(12,661)	(12,661)
Total realized gains or losses included in earnings	14	14
Total change in unrealized gains or losses included in earnings	2,024	2,024
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending Balance	$730,750	$730,750
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$(1,205)	$(1,205)

	Asset-Backed	Options	Corporate
	Securities	Purchased	Bond	Total
Series M (Macro Opportunities Series)
Assets:
Beginning Balance	$99,241	$47,611	$103,154	$250,006
Purchases	-	-	-	-
Sales, maturities and paydowns	-	-	-	-
Total realized gains or losses included in earnings	-	(16,484)	-	(16,484)
Total change in unrealized gains or losses included in earnings	514	(10,459)	550	(9,395)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Ending Balance	$99,755	$20,668	$103,704	$224,127
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$514	$(25,756)	$550	$(24,692)

	Senior Floating	Common	Corporate
	Rate Interests	Stocks	Bonds	Total
Series P (High Yield Series)
Assets:
Beginning Balance	$4,071,121	$108	$2,105,082	$6,176,312
Purchases	-	-	-	-
Sales, maturities and paydowns	(177,956)	-	(346,063)	(524,020)
Total realized gains or losses included in earnings	2,985	-	(231,429)	(228,444)
Total change in unrealized gains or losses included in earnings	408,008	6	321,821	729,835
Tranfers into Level 3	-	-	-	-
Tranfers out of Level 3	-	-	-	-
Ending Balance	$4,304,158	$114	$1,849,412	$6,153,684
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$(11,852)	$6	$(206,130)	$(217,976)

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

5. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees.

Fund	Restricted Securities	Acquisition Date	Amortized Cost	Value
Series E (Total Return Bond Series)	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	$150,000	$129,375
	Customers Bank
	6.12% due 06/26/29	06/24/14	400,000	400,000
	Woodbourne Capital Trust I
	0.02%	01/20/06	301,449	154,194
	Woodbourne Capital Trust II
	0.03%	01/20/06	301,449	154,194
	Woodbourne Capital Trust III
	0.03%	01/20/06	301,449	154,194
	Woodbourne Capital Trust IV
	0.03%	01/20/06	301,449	154,194
			1,755,796	1,146,151

Series M (Macro Opportunities Series)
	Turbine Engines Securitization Ltd.
	6.38% due 12/13/48	11/27/13	215,306	215,326
	Customers Bank
	6.12% due 06/26/49	06/24/14	150,000	150,000
			365,306	365,326

Series P (High Yield Series)	Schahin II Finance Company SPV Ltd
	5.88% due 09/25/22	03/12/15	111,437	25,278

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

6. Federal Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2016 the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Series A (StylePlus—Large Core Series)	$202,251,182	$2,221,481	$(2,910,439)	$(688,958)
Series B (Large Cap Value Series)	209,677,614	40,271,696	(15,409,398)	24,862,298
Series C (Money Market Series)	61,708,191	318	(44)	274
Series D (World Equity Income Series)	160,025,473	11,758,149	(8,901,526)	2,856,623
Series E (Total Return Bond Series)	128,541,434	1,409,898	(5,164,216)	(3,754,318)
Series F (Floating Rate Strategies Series)	46,765,003	118,042	(2,269,305)	(2,151,263)
Series J (StylePlus—Mid Growth Series)	144,345,573	1,494,468	(2,557,856)	(1,063,388)
Series M (Macro Opportunities Series)	37,263,905	267,379	(1,390,938)	(1,123,559)
Series N (Managed Asset Allocation Series)	47,039,317	6,935,632	(330,046)	6,605,586
Series O (All Cap Value Series)	106,542,794	21,131,987	(7,054,629)	14,077,358
Series P (High Yield Series)	86,869,164	794,588	(12,702,784)	(11,908,196)
Series Q (Small Cap Value Series)	83,932,462	13,201,048	(6,628,554)	6,572,494
Series V (Mid Cap Value Series)	199,590,284	28,288,182	(17,209,460)	11,078,722
Series X (StylePlus—Small Growth Series)	32,074,955	375,254	(945,130)	(569,876)
Series Y (StylePlus—Large Growth Series)	35,883,308	389,143	(428,581)	(39,438)
Series Z (Alpha Opportunity Series)	13,541,212	500,322	(856,512)	(356,190)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, Chief Executive Officer and President

Date	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, Chief Executive Officer and President

Date	May 27, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	May 27, 2016

*	Print the name and title of each signing officer under his or her signature.